UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of July 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 87.0%
	Brazil — 6.1%
3,022	AES Tiete Energia S.A.	16,105
80,487	Ambev S.A.	465,436
10,137	Banco do Brasil S.A.	65,967
5,048	Banco Santander Brasil S.A.	31,838
6,770	BB Seguridade Participacoes S.A.	63,224
19,339	BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	113,682
5,798	BR Malls Participacoes S.A.	25,178
12,004	CCR S.A.	69,120
5,939	Centrais Eletricas Brasileiras S.A. (a)	32,127
2,437	CETIP S.A. - Mercados Organizados	32,695
6,611	Cia de Saneamento Basico do Estado de Sao Paulo	62,595
10,684	Cielo S.A.	121,918
1,888	Cosan S.A. Industria e Comercio	19,885
6,050	CPFL Energia S.A.	42,543
5,865	EDP - Energias do Brasil S.A.	26,011
4,040	Engie Brasil Energia S.A.	53,241
3,767	Equatorial Energia S.A.	64,247
5,132	Estacio Participacoes S.A.	28,237
2,807	Grupo BTG Pactual	14,726
6,523	Hypermarcas S.A.	55,626
7,612	Klabin S.A.	40,145
27,512	Kroton Educacional S.A.	123,882
4,542	Localiza Rent a Car S.A.	56,187
940	M Dias Branco S.A.	34,064
833	Multiplus S.A.	11,078
2,938	Natura Cosmeticos S.A.	30,735
1,071	Porto Seguro S.A.	9,384
7,733	Raia Drogasil S.A.	159,339
904	Smiles S.A.	14,565
2,674	Sul America S.A.	14,333
1,834	Transmissora Alianca de Energia Eletrica S.A.	14,627
18,177	Vale S.A.	104,272

		2,017,012

	Chile — 1.5%
56,206	Aguas Andinas S.A., Class A	33,918
274,326	Banco de Chile	30,460
486	Banco de Credito e Inversiones	21,930
684,754	Banco Santander Chile	35,134
20,452	Cencosud S.A.	58,262
138,390	Colbun S.A.	34,012
65,047	Empresa Nacional de Electricidad S.A.	59,418
393,605	Enersis Americas S.A.	69,137
1,761,431	Itau CorpBanca	15,337
5,722	Latam Airlines Group S.A. (a)	49,900
8,801	SACI Falabella	64,799
6,526	SONDA S.A.	11,962

		484,269

	China — 19.6%
14,000	3SBio, Inc. (a)	14,068
6,000	Agile Property Holdings Ltd.	3,444
171,000	Agricultural Bank of China Ltd., Class H	62,989
24,000	Air China Ltd., Class H	18,324
11,500	Anhui Conch Cement Co., Ltd., Class H	30,257

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
12,000	ANTA Sports Products Ltd.	26,819
30,000	AviChina Industry & Technology Co., Ltd., Class H	22,062
499,000	Bank of China Ltd., Class H	206,013
51,000	Bank of Communications Co., Ltd., Class H	34,521
28,000	BBMG Corp., Class H	10,281
16,000	Beijing Capital International Airport Co., Ltd., Class H	18,493
5,000	Beijing Enterprises Holdings Ltd.	28,267
62,000	Beijing Enterprises Water Group Ltd.	37,735
28,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	8,469
71,000	Belle International Holdings Ltd.	47,066
1,500	Biostime International Holdings Ltd	4,869
38,000	Brilliance China Automotive Holdings Ltd.	42,308
9,500	BYD Co., Ltd., Class H (a)	60,502
157,000	CGN Power Co., Ltd., Class H	46,505
54,000	China Cinda Asset Management Co., Ltd., Class H	17,598
49,000	China CITIC Bank Corp., Ltd., Class H	31,059
45,000	China Communications Construction Co., Ltd., Class H	49,312
28,000	China Communications Services Corp., Ltd., Class H	15,228
13,000	China Conch Venture Holdings Ltd.	24,922
605,000	China Construction Bank Corp., Class H	406,887
38,000	China Dongxiang Group Co., Ltd.	7,501
24,000	China Eastern Airlines Corp., Ltd., Class H (a)	13,462
21,000	China Everbright Bank Co., Ltd., Class H	9,152
4,000	China Everbright Ltd.	7,662
24,000	China Evergrande Group	15,162
22,500	China Galaxy Securities Co., Ltd., Class H	19,525
14,000	China Gas Holdings Ltd.	22,162
10,500	China Hongqiao Group Ltd.	7,024
4,800	China International Capital Corp. Ltd., Class H (a)	6,973
28,000	China Jinmao Holdings Group Ltd.	7,820
34,000	China Longyuan Power Group Corp., Ltd., Class H	27,370
7,000	China Machinery Engineering Corp., Class H	4,388
19,000	China Medical System Holdings Ltd.	27,989
29,000	China Merchants Bank Co., Ltd., Class H	62,186
12,614	China Merchants Holdings International Co., Ltd.	37,100
43,000	China Minsheng Banking Corp., Ltd., Class H	44,957
80,500	China Mobile Ltd.	996,874
42,000	China Molybdenum Co., Ltd., Class H	9,566
28,000	China National Building Material Co., Ltd., Class H	12,914

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
26,000	China Overseas Land & Investment Ltd.	85,763
17,000	China Pacific Insurance Group Co., Ltd., Class H	60,413
262,000	China Petroleum & Chemical Corp., Class H	187,899
47,000	China Power International Development Ltd.	19,191
17,500	China Railway Construction Corp., Ltd., Class H	21,098
36,000	China Railway Group Ltd., Class H	27,234
44,000	China Reinsurance Group Corp., Class H	10,289
12,000	China Resources Beer Holdings Co. Ltd. (a)	23,269
10,000	China Resources Gas Group Ltd.	29,386
18,000	China Resources Land Ltd.	44,898
30,000	China Resources Power Holdings Co., Ltd.	47,945
34,500	China Shenhua Energy Co., Ltd., Class H	66,240
12,000	China Shipping Development Co., Ltd., Class H	6,807
28,000	China South City Holdings Ltd.	5,756
26,000	China Southern Airlines Co., Ltd., Class H	17,144
16,000	China State Construction International Holdings Ltd.	21,443
9,000	China Taiping Insurance Holdings Co., Ltd. (a)	17,708
254,000	China Telecom Corp., Ltd., Class H	125,533
8,400	China Vanke Co., Ltd., Class H	19,047
14,000	China Zhongwang Holdings Ltd.	6,262
11,500	Chongqing Changan Automobile Co., Ltd., Class B	19,101
21,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	11,052
51,000	CITIC Ltd.	77,391
14,000	CITIC Securities Co., Ltd., Class H	29,910
16,000	COSCO Pacific Ltd.	16,524
48,000	Country Garden Holdings Co., Ltd.	19,584
66,000	CSPC Pharmaceutical Group Ltd.	57,148
18,500	Dali Foods Group Co., Ltd.	10,809
13,800	Dalian Port PDA Co., Ltd., Class H	2,907
4,100	Dalian Wanda Commercial Properties Co., Ltd., Class H	26,049
42,000	Dongfeng Motor Group Co., Ltd., Class H	52,007
12,000	ENN Energy Holdings Ltd.	57,309
17,000	Far East Horizon Ltd.	13,407
22,576	Fosun International Ltd.	29,622
70,000	Fullshare Holdings Ltd.	30,363
6,400	Fuyao Glass Industry Group Co., Ltd., Class H	16,209
131,000	GCL-Poly Energy Holdings Ltd.	18,018
70,000	Geely Automobile Holdings Ltd.	46,170
9,600	GF Securities Co., Ltd., Class H	21,092
152,000	GOME Electrical Appliances Holding Ltd.	18,476
44,500	Great Wall Motor Co., Ltd., Class H	46,396

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
7,000	Greentown China Holdings Ltd. (a)	5,091
44,000	Guangdong Investment Ltd.	67,617
24,000	Guangshen Railway Co., Ltd., Class H	11,764
30,000	Guangzhou Automobile Group Co., Ltd., Class H	38,591
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	4,965
5,600	Guangzhou R&F Properties Co., Ltd.	8,498
17,000	Haier Electronics Group Co., Ltd.	28,557
7,000	Haitian International Holdings Ltd.	11,752
21,600	Haitong Securities Co., Ltd., Class H	35,263
38,000	Huadian Fuxin Energy Corp., Ltd., Class H	8,841
26,000	Huadian Power International Corp., Ltd., Class H	12,328
62,000	Huaneng Power International, Inc., Class H	38,195
42,000	Huaneng Renewables Corp., Ltd., Class H	13,483
10,800	Huatai Securities Co., Ltd., Class H	22,128
478,000	Industrial & Commercial Bank of China Ltd., Class H	272,695
14,000	Jiangsu Expressway Co., Ltd., Class H	19,807
7,000	Kingboard Chemical Holdings Ltd.	15,125
30,000	Kunlun Energy Co., Ltd.	22,815
8,236	KWG Property Holding Ltd.	5,110
14,000	Lee & Man Paper Manufacturing Ltd.	10,826
4,200	Legend Holdings Corp., Class H	10,016
10,500	Longfor Properties Co., Ltd.	14,381
18,000	Maanshan Iron & Steel Co., Ltd., Class H (a)	4,028
27,000	Metallurgical Corp of China Ltd., Class H	8,247
4,900	New China Life Insurance Co., Ltd., Class H	17,432
14,000	Nine Dragons Paper Holdings Ltd.	11,161
40,000	People’s Insurance Co., Group of China Ltd. (The), Class H	15,453
30,000	PICC Property & Casualty Co., Ltd., Class H	46,745
33,000	Ping An Insurance Group Company of China Ltd., Class H	154,872
3,400	Red Star Macalline Group Corp. Ltd., Class H	3,500
8,000	Shandong Chenming Paper Holdings Ltd., Class H	6,713
28,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	15,656
5,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,294
3,300	Shanghai Huayi Group Corp. Ltd., Class B	3,546
3,000	Shanghai Industrial Holdings Ltd.	7,036
2,200	Shanghai Jinjiang International Hotels Development Co., Ltd.	5,596
5,480	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	8,082
1,900	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	4,160

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
11,100	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	26,396
10,000	Shengjing Bank Co., Ltd., Class H	11,038
6,000	Shenzhen Expressway Co., Ltd., Class H	5,665
11,044	Shenzhen International Holdings Ltd.	16,092
14,000	Shenzhen Investment Ltd.	5,716
8,000	Shenzhou International Group Holdings Ltd.	42,231
7,000	Shimao Property Holdings Ltd.	9,166
66,000	Sino Biopharmaceutical Ltd.	44,217
24,500	Sino-Ocean Land Holdings Ltd.	10,382
10,500	Sinopec Engineering Group Co., Ltd., Class H	9,185
34,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,641
16,400	Sinopharm Group Co., Ltd., Class H	79,670
21,000	Sinotrans Ltd., Class H	9,637
11,500	SOHO China Ltd. (a)	5,318
12,000	Sunac China Holdings Ltd.	7,554
41,000	Tencent Holdings Ltd.	990,278
20,000	Tianhe Chemicals Group Ltd. (a)	—
10,000	TravelSky Technology Ltd., Class H	19,193
10,000	Weichai Power Co., Ltd., Class H	12,025
4,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	5,712
3,300	Yantai Changyu Pioneer Wine Co., Ltd., Class B	9,902
42,000	Yuexiu Property Co., Ltd.	5,426
10,500	Zhaojin Mining Industry Co., Ltd.	12,144
14,000	Zhejiang Expressway Co., Ltd., Class H	14,499
5,000	Zhuzhou CSR Times Electric Co., Ltd., Class H	27,664
8,400	ZTE Corp., Class H	11,328

		6,480,102

	Colombia — 0.2%
3,848	Almacenes Exito S.A.	17,548
5,778	Cementos Argos S.A.	21,644
6,424	Interconexion Electrica S.A. ESP	19,021

		58,213

	Czech Republic — 0.1%
770	Komercni banka A/S	30,336

	Egypt — 0.2%
10,290	Commercial International Bank Egypt SAE GDR	55,108
5,377	Egyptian Financial Group-Hermes Holding Co. (a)	7,841
2,507	Medinet Nasr Housing (a)	4,045
10,501	Talaat Moustafa Group	6,610
6,662	Telecom Egypt Co.	6,850

		80,454

	Greece — 0.3%
16,870	Eurobank Ergasias S.A. (a)	9,764
467	FF Group	11,527
1,676	JUMBO S.A. (a)	19,806

SHARES	SECURITY DESCRIPTION	VALUE($)
	Greece — continued
875	Motor Oil Hellas Corinth Refineries S.A.	10,223
57,167	National Bank of Greece S.A. (a)	13,154
3,570	OPAP S.A.	28,654
59,128	Piraeus Bank S.A. (a)	10,108

		103,236

	Hungary — 0.5%
7,663	Magyar Telekom Telecommunications plc	12,259
617	MOL Hungarian Oil & Gas plc	38,711
1,862	OTP Bank plc	45,407
2,725	Richter Gedeon Nyrt	57,602

		153,979

	Indonesia — 5.6%
292,600	Adaro Energy Tbk PT	23,362
486,700	Astra International Tbk PT	288,180
211,500	Bank Central Asia Tbk PT	233,741
160,800	Bank Mandiri Persero Tbk PT	124,828
128,600	Bank Negara Indonesia Persero Tbk PT	52,726
185,500	Bank Rakyat Indonesia Persero Tbk PT	163,849
179,000	Charoen Pokphand Indonesia Tbk PT	51,412
153,100	Global Mediacom Tbk PT	12,074
10,700	Gudang Garam Tbk PT	55,252
25,800	Indocement Tunggal Prakarsa Tbk PT	33,740
52,400	Indofood CBP Sukses Makmur Tbk PT	34,508
106,000	Indofood Sukses Makmur Tbk PT	67,605
42,600	Jasa Marga Persero Tbk PT	17,366
112,300	Media Nusantara Citra Tbk PT	18,518
281,000	Perusahaan Gas Negara Persero Tbk PT	70,811
58,200	Semen Indonesia Persero Tbk PT	41,826
129,100	Surya Citra Media Tbk PT	31,275
18,200	Tambang Batubara Bukit Asam Persero Tbk PT	13,755
1,328,200	Telekomunikasi Indonesia Persero Tbk PT	432,344
27,800	Unilever Indonesia Tbk PT	95,749

		1,862,921

	Malaysia — 6.0%
28,500	AirAsia Bhd	20,535
18,900	Alliance Financial Group Bhd	18,506
33,400	AMMB Holdings Bhd	35,326
45,800	Astro Malaysia Holdings Bhd	32,855
72,400	Bumi Armada Bhd	13,328
96,400	CIMB Group Holdings Bhd	104,052
44,800	Gamuda Bhd	53,049
53,700	Genting Bhd	108,523
68,700	Genting Malaysia Bhd	72,537
11,700	HAP Seng Consolidated Bhd	22,276
9,968	Hong Leong Bank Bhd	32,170
65,600	IJM Corp. Bhd	54,638
31,300	IOI Properties Group Bhd	18,147
12,900	Kuala Lumpur Kepong Bhd	73,319
92,574	Malayan Banking Bhd	182,567
69,200	Maxis Bhd	102,367
30,800	MISC Bhd	56,826
60,000	Petronas Chemicals Group Bhd	96,548
5,900	Petronas Dagangan Bhd	33,714

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Malaysia — continued
16,400	Petronas Gas Bhd	89,748
13,600	PPB Group Bhd	53,505
53,700	Public Bank Bhd	257,427
18,311	RHB Bank Bhd	22,928
89,800	SapuraKencana Petroleum Bhd	31,887
92,900	Tenaga Nasional Bhd	328,297
24,800	Westports Holdings Bhd	27,453
135,200	YTL Corp. Bhd	55,505

		1,998,033

	Mexico — 4.9%
41,734	Alfa SAB de CV, Class A	68,110
5,167	Alpek SAB de CV, Class A	9,166
537,859	America Movil SAB de CV	309,520
5,059	Arca Continental SAB de CV	32,515
604	Banregio Grupo Financiero SAB de CV	3,454
7,098	Coca-Cola Femsa SAB de CV	55,648
1,748	Concentradora Fibra Danhos S.A. de CV REIT	3,173
6,037	Controladora Vuela Cia de Aviacion SAB de CV, Class A (a)	10,970
28,539	Fibra Uno Administracion S.A. de CV REIT	58,067
37,163	Fomento Economico Mexicano SAB de CV	332,426
12,467	Gentera SAB de CV	23,152
3,009	Gruma SAB de CV, Class B	43,320
2,985	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	18,579
5,075	Grupo Aeroportuario del Pacifico SAB de CV, Class B	49,892
3,601	Grupo Aeroportuario del Sureste SAB de CV, Class B	55,405
23,330	Grupo Financiero Banorte SAB de CV, Class O	127,786
801	Grupo Financiero Interacciones S.A. de CV, Class O	3,960
16,485	Grupo Financiero Santander Mexico SAB de CV, Class B	30,069
9,253	Grupo Lala SAB de CV, Class B	20,070
3,003	Industrias Bachoco SAB de CV	13,008
2,243	Industrias CH SAB de CV, Class B (a)	9,009
16,255	Kimberly-Clark de Mexico SAB de CV, Class A	36,741
5,819	Megacable Holdings SAB de CV	23,586
9,609	Nemak SAB de CV	10,916
11,263	OHL Mexico SAB de CV (a)	15,504
3,249	Promotora y Operadora de Infraestructura SAB de CV	37,964
96,610	Wal-Mart de Mexico SAB de CV	220,528

		1,622,538

	Pakistan — 0.1%
6,600	Fauji Fertilizer Co., Ltd.	7,166
6,800	Oil & Gas Development Co., Ltd.	8,906
4,100	Pakistan Petroleum Ltd.	6,186

		22,258

SHARES	SECURITY DESCRIPTION	VALUE($)
	Peru — 0.2%
383	Credicorp Ltd.	61,701

	Philippines — 2.3%
46,160	Aboitiz Equity Ventures, Inc.	76,540
42,700	Aboitiz Power Corp.	41,033
79,300	Alliance Global Group, Inc.	27,240
27,300	Bank of the Philippine Islands	55,639
25,160	BDO Unibank, Inc.	60,504
91,000	DMCI Holdings, Inc.	25,159
186,900	Energy Development Corp.	23,320
700	Globe Telecom, Inc.	33,706
925	GT Capital Holdings, Inc.	30,251
74,600	JG Summit Holdings, Inc.	132,299
8,030	Manila Electric Co.	55,255
226,000	Megaworld Corp.	24,158
21,956	Metropolitan Bank & Trust Co.	44,280
52,600	Petron Corp.	11,958
6,230	Semirara Mining and Power Corp., Class A	15,800
159,500	SM Prime Holdings, Inc.	98,989

		756,131

	Poland — 1.2%
1,001	Asseco Poland S.A.	13,754
5,750	Bank Millennium S.A. (a)	6,758
266	Bank Zachodni WBK S.A.	19,113
367	Ciech S.A.	5,425
3,941	Cyfrowy Polsat S.A. (a)	23,821
4,018	Enea S.A.	11,289
5,265	Energa S.A.	13,156
1,416	Eurocash S.A.	19,026
665	Grupa Azoty S.A.	12,385
1,253	Grupa Lotos S.A. (a)	9,405
118	mBank S.A. (a)	9,189
13,823	PGE Polska Grupa Energetyczna S.A.	45,419
4,577	Polski Koncern Naftowy Orlen S.A.	73,337
8,983	Powszechna Kasa Oszczednosci Bank Polski S.A.	54,906
5,846	Powszechny Zaklad Ubezpieczen S.A.	42,290
6,797	Synthos S.A.	6,907
19,537	Tauron Polska Energia S.A.	15,433

		381,613

	Russia — 5.3%
7,847	Aeroflot - Russian Airlines PJSC (a)	10,205
24,682	Alrosa PAO	26,679
304	Bashneft OAO	13,360
4,905,799	Federal Grid Co., Unified Energy System PJSC	11,980
157,075	Gazprom OAO	327,520
312,914	Inter RAO UES PJSC	12,403
6,894	Lukoil PJSC	299,923
20,364	Magnitogorsk Iron & Steel Works OJSC	9,106
1,771	MegaFon PJSC GDR	17,496
678	MMC Norilsk Nickel PJSC	97,115
19,404	Mobile TeleSystems PJSC	74,167
12,993	Moscow Exchange MICEX-RTS PJSC	22,376
16,029	Novatek OAO	157,691

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Russia — continued
12,398	Novolipetsk Steel PJSC	17,919
1,015	PhosAgro PJSC GDR	14,007
16,634	Rosneft PJSC	82,200
471,123	Rosseti PJSC	6,249
18,553	Rostelecom PJSC	24,066
1,763,238	RusHydro PJSC	18,927
112,426	Sberbank of Russia PJSC	237,490
2,308	Severstal PJSC	27,753
53,005	Sistema PJSC FC	18,540
98,432	Surgutneftegas OJSC	46,635
20,296	Tatneft PJSC, Class S	97,679
270,483	Unipro PJSC	12,297
4,825	Uralkali PJSC (a)	13,611
53,335,680	VTB Bank PJSC	54,509

		1,751,903

	South Africa — 7.3%
1,400	African Rainbow Minerals Ltd.	9,966
5,741	AngloGold Ashanti Ltd. (a)	125,366
468	Assore Ltd.	6,236
5,222	AVI Ltd.	33,752
4,415	Barclays Africa Group Ltd.	48,835
3,066	Barloworld Ltd.	18,173
4,492	Bidvest Group Ltd. (The)	51,632
3,278	Brait S.E. (a)	29,486
511	Capitec Bank Holdings Ltd.	22,664
3,944	Clicks Group Ltd.	35,305
2,768	Coronation Fund Managers Ltd.	14,712
1,799	Exxaro Resources Ltd.	10,776
31,575	FirstRand Ltd.	110,492
3,791	Foschini Group Ltd. (The)	40,679
10,995	Gold Fields Ltd.	67,891
26,503	Growthpoint Properties Ltd. REIT	50,294
2,432	Hyprop Investments Ltd. REIT	23,643
2,352	Imperial Holdings Ltd.	28,109
999	JSE Ltd.	12,238
805	Kumba Iron Ore Ltd. (a)	7,874
1,022	Liberty Holdings Ltd.	9,019
10,150	MMI Holdings Ltd.	16,932
1,574	Mondi Ltd.	31,899
34,263	MTN Group Ltd.	346,331
8,120	Nampak Ltd.	12,409
2,236	Nedbank Group Ltd.	32,081
3,755	Pick n Pay Stores Ltd.	21,193
45,471	Redefine Properties Ltd. REIT	39,275
2,831	Resilient Ltd. REIT	27,529
6,601	RMB Holdings Ltd.	29,560
17,871	Sanlam Ltd.	84,322
7,021	Sappi Ltd. (a)	35,719
7,888	Sasol Ltd.	209,890
7,810	Shoprite Holdings Ltd.	114,456
10,192	Sibanye Gold Ltd.	47,504
3,218	SPAR Group Ltd. (The)	48,006
12,262	Standard Bank Group Ltd.	122,476
44,893	Steinhoff International Holdings NV	283,955
4,632	Super Group Ltd. (a)	13,563
5,768	Telkom SA SOC Ltd.	26,769
7,279	Truworths International Ltd.	46,849

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Africa — continued
6,128	Vodacom Group Ltd.	71,021

		2,418,881

	Taiwan — 18.3%
113,000	Advanced Semiconductor Engineering, Inc.	133,396
6,000	Advantech Co., Ltd.	46,690
13,000	Asustek Computer, Inc.	113,111
13,000	Catcher Technology Co., Ltd.	90,640
115,000	Cathay Financial Holding Co., Ltd.	129,365
74,390	Chang Hwa Commercial Bank Ltd.	40,030
38,000	Cheng Shin Rubber Industry Co., Ltd.	79,328
9,110	Chicony Electronics Co., Ltd.	22,542
55,000	China Airlines Ltd.	16,171
14,000	China Motor Corp.	10,604
90,000	Chunghwa Telecom Co., Ltd.	321,617
77,000	Compal Electronics, Inc.	48,383
242,811	CTBC Financial Holding Co., Ltd.	134,055
120,326	E.Sun Financial Holding Co., Ltd.	67,200
43,000	Eva Airways Corp. (a)	20,468
37,000	Far EasTone Telecommunications Co., Ltd.	85,066
6,720	Feng TAY Enterprise Co., Ltd.	30,366
131,109	First Financial Holding Co., Ltd.	72,760
79,000	Formosa Chemicals & Fibre Corp.	205,870
27,000	Formosa Petrochemical Corp.	76,820
89,000	Formosa Plastics Corp.	217,174
20,300	Foxconn Technology Co., Ltd.	49,263
105,000	Fubon Financial Holding Co., Ltd.	130,664
249,900	Hon Hai Precision Industry Co., Ltd.	689,625
9,000	Hotai Motor Co., Ltd.	90,422
13,000	HTC Corp.	38,769
105,672	Hua Nan Financial Holdings Co., Ltd.	57,679
44,000	Inotera Memories, Inc. (a)	35,942
56,000	Inventec Corp.	43,526
2,000	Largan Precision Co., Ltd.	215,016
37,285	Lite-On Technology Corp.	55,917
156,233	Mega Financial Holding Co., Ltd.	122,518
103,000	Nan Ya Plastics Corp.	195,129
6,737	Nanya Technology Corp.	7,969
10,000	Novatek Microelectronics Corp.	35,140
35,000	Pegatron Corp.	86,157
57,000	Pou Chen Corp.	77,806
12,000	President Chain Store Corp.	97,496
47,000	Quanta Computer, Inc.	95,718
8,000	Realtek Semiconductor Corp.	29,013
101,287	Shin Kong Financial Holding Co., Ltd.	20,601
41,165	Siliconware Precision Industries Co., Ltd.	61,963
137,572	SinoPac Financial Holdings Co., Ltd.	44,448
21,000	Synnex Technology International Corp.	24,811
119,000	Taishin Financial Holding Co., Ltd.	47,799
53,621	Taiwan Business Bank	14,142
110,000	Taiwan Cooperative Financial Holding Co., Ltd.	51,557
40,000	Taiwan Mobile Co., Ltd.	137,909
191,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,031,722
38,000	Teco Electric and Machinery Co., Ltd.	33,683
5,000	TPK Holding Co., Ltd.	9,575

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
5,000	Transcend Information, Inc.	15,019
23,000	Unimicron Technology Corp.	9,816
104,000	Uni-President Enterprises Corp.	212,550
210,000	United Microelectronics Corp.	78,205
15,000	Vanguard International Semiconductor Corp.	27,203
57,000	Walsin Lihwa Corp. (a)	16,447
44,000	Wistron Corp.	35,003
166,665	Yuanta Financial Holding Co., Ltd.	58,568
19,000	Yulon Motor Co., Ltd.	16,897

		6,063,343

	Thailand — 4.2%
9,000	Airports of Thailand PCL NVDR	102,192
7,700	Bangkok Bank PCL NVDR	37,816
101,800	Bangkok Dusit Medical Services PCL NVDR	65,878
23,600	Central Pattana PCL NVDR	38,991
75,000	Charoen Pokphand Foods PCL NVDR	60,453
106,600	CP ALL PCL NVDR	158,684
9,800	Delta Electronics Thailand PCL NVDR	20,093
5,700	Electricity Generating PCL NVDR	32,580
10,300	Glow Energy PCL NVDR	25,392
89,900	Home Product Center PCL NVDR	26,107
30,600	Indorama Ventures PCL NVDR	29,294
195,500	IRPC PCL NVDR	27,914
20,300	Kasikornbank PCL NVDR	115,407
55,400	Krung Thai Bank PCL NVDR	27,743
63,200	Land & Houses PCL NVDR	18,524
52,300	Minor International PCL NVDR	61,269
34,400	PTT Global Chemical PCL NVDR	60,370
17,700	PTT PCL NVDR	169,277
6,250	Siam Cement (The) PCL NVDR	91,767
26,800	Siam Commercial Bank (The) PCL NVDR	122,399
14,900	Thai Airways International PCL NVDR	10,829
16,800	Thai Oil PCL NVDR	29,431
48,100	Thai Union Group PCL NVDR	30,160
344,500	TMB Bank PCL NVDR	22,405

		1,384,975

	Turkey — 1.8%
20,774	Akbank TAS	53,686
2,927	Arcelik A/S	20,027
2,184	Aselsan Elektronik Sanayi Ve Ticaret A/S	6,918
1,329	Aygaz A/S	5,005
3,863	BIM Birlesik Magazalar A/S	71,461
19,250	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	17,242
7,463	Enka Insaat ve Sanayi A/S	11,011
17,808	Eregli Demir ve Celik Fabrikalari TAS	27,104
1,182	Ford Otomotiv Sanayi A/S	12,896
8,106	Haci Omer Sabanci Holding A/S	24,236
8,267	KOC Holding A/S	35,472
595	Koza Altin Isletmeleri A/S (a)	2,024
7,063	Petkim Petrokimya Holding A/S	10,210
2,037	TAV Havalimanlari Holding A/S	7,473
2,022	Tofas Turk Otomobil Fabrikasi A/S	16,010
1,603	Tupras Turkiye Petrol Rafinerileri A/S	34,306
9,054	Turk Hava Yollari AO (a)	15,709

SHARES	SECURITY DESCRIPTION	VALUE($)
	Turkey — continued
9,758	Turk Telekomunikasyon A/S	19,759
185	Turk Traktor ve Ziraat Makineleri A/S	5,170
14,680	Turkcell Iletisim Hizmetleri A/S (a)	50,820
21,385	Turkiye Garanti Bankasi A/S	52,603
6,209	Turkiye Halk Bankasi A/S	16,389
13,405	Turkiye Is Bankasi, Class C	20,690
8,989	Turkiye Sinai Kalkinma Bankasi A/S	3,950
9,882	Turkiye Sise ve Cam Fabrikalari A/S	11,133
10,430	Turkiye Vakiflar Bankasi Tao, Class D	15,474
2,645	Ulker Biskuvi Sanayi A/S	17,536
8,638	Yapi ve Kredi Bankasi A/S	10,008

		594,322

	United Arab Emirates — 1.3%
18,961	Abu Dhabi Commercial Bank PJSC	35,130
37,814	Air Arabia PJSC	14,935
29,109	Aldar Properties PJSC	22,859
14,763	Dubai Investments PJSC	8,572
12,869	Dubai Islamic Bank PJSC	18,913
19,276	Emaar Malls Group PJSC	15,189
36,543	Emaar Properties PJSC	68,570
33,939	Emirates Telecommunications Group Co., PJSC	184,808
11,718	First Gulf Bank PJSC	38,518
9,967	Union National Bank PJSC	12,318

		419,812

	Total Common Stocks (Cost $30,263,533)	28,746,032

Exchange Traded Fund — 8.2%
	India — 8.2%
92,330	iShares MSCI India ETF	2,728,351

	Total Exchange Traded Fund (Cost $2,805,106)	2,728,351

Preferred Stocks — 4.0%
	Brazil — 3.4%
35,600	Banco Bradesco S.A.	312,917
2,114	Braskem S.A.	12,153
4,562	Centrais Eletricas Brasileiras S.A. (a)	31,516
686	Cia de Transmissao de Energia Eletrica Paulista	14,560
14,581	Cia Energetica de Minas Gerais	40,923
1,995	Cia Paranaense de Energia	19,831
11,844	Gerdau S.A.	28,383
30,065	Itau Unibanco Holding S.A.	314,614
42,443	Itausa - Investimentos Itau S.A.	109,956
4,465	Suzano Papel e Celulose S.A., Class A	13,633
7,589	Telefonica Brasil SA	115,623
26,817	Vale S.A.(a)	123,895

		1,138,004

	Chile — 0.1%
1,310	Sociedad Quimica y Minera de Chile S.A., Class B	32,629

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Colombia — 0.2%
4,633	Bancolombia S.A.	39,599
42,043	Grupo Aval Acciones y Valores S.A.	16,160

		55,759

	Russia — 0.3%
21	AK Transneft	52,975
109,896	Surgutneftegas OJSC	54,314

		107,289

	Total Preferred Stocks (Cost $1,267,066)	1,333,681

	Total Investments — 99.2% (Cost $34,335,705) †	32,808,064
	Other Assets in Excess of Liabilities — 0.8%	247,942

	NET ASSETS — 100.0%	$33,056,006

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.9%
Exchange Traded Fund	8.3
Wireless Telecommunication Services	6.8
Oil, Gas & Consumable Fuels	6.2
Semiconductors & Semiconductor Equipment	5.1
Diversified Telecommunication Services	3.9
Food & Staples Retailing	3.1
Internet Software & Services	3.0
Electronic Equipment, Instruments & Components	3.0
Chemicals	2.9
Beverages	2.8
Electric Utilities	2.7
Metals & Mining	2.3
Food Products	2.3
Technology Hardware, Storage & Peripherals	2.3
Diversified Financial Services	2.2
Insurance	2.2
Real Estate Management & Development	2.1
Automobiles	2.0
Industrial Conglomerates	1.8
Transportation Infrastructure	1.6
Independent Power and Renewable Electricity Producers	1.6
Household Durables	1.0
Others (each less than 1.0%)	13.9

Notes to Schedule of Portfolio Investments:

ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depository Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.

†	At July 31, 2016, the cost of the Fund’s investments was $34,335,705 and the unrealized appreciation/(depreciation) were $1,843,214 and $(3,370,855), respectively.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$2,017,012	$—	$—	$2,017,012
Chile	484,269	—	—	484,269
China	—	6,480,102	—	6,480,102
Colombia	58,213	—	—	58,213
Czech Republic	—	30,336	—	30,336
Egypt	13,460	66,994	—	80,454
Greece	30,029	73,207	—	103,236
Hungary	—	153,979	—	153,979
Indonesia	—	1,862,921	—	1,862,921
Malaysia	313,415	1,684,618	—	1,998,033
Mexico	1,613,529	—	9,009	1,622,538
Pakistan	—	22,258	—	22,258
Peru	61,701	—	—	61,701
Philippines	—	756,131	—	756,131
Poland	6,758	374,855	—	381,613
Russia	14,007	1,737,896	—	1,751,903
South Africa	168,037	2,250,844	—	2,418,881
Taiwan	—	6,063,343	—	6,063,343
Thailand	—	1,384,975	—	1,384,975
Turkey	—	594,322	—	594,322
United Arab Emirates	184,808	235,004	—	419,812

Total Common Stocks	4,965,238	23,771,785	9,009	28,746,032

Exchange Traded Fund
India	2,728,351	—	—	2,728,351

Total Exchange Traded Fund	2,728,351	—	—	2,728,351

Preferred Stocks
Brazil	1,138,004	—	—	1,138,004
Chile	32,629	—	—	32,629
Colombia	55,759	—	—	55,759
Russia	—	107,289	—	107,289

Total Preferred Stocks	1,226,392	107,289	—	1,333,681

Total Investments in Securities	$8,919,981	$23,879,074	$9,009	$32,808,064

Transfers from level 2 to level 1 in the amount of $241,739 are due to non-application of the fair value factors to certain securities as of July 31, 2016. Transfers from level 1 to level 2 in the amount of $199,381 are due to the application of fair value factors to certain securities as of July 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 99.8%
	Exchange Traded Fund — 99.8%
509,725	JPMorgan Diversified Return Europe Equity ETF (a)	$26,413,950

	Total Exchange Traded Fund (Cost $26,565,908)	26,413,950

	Total Investments — 99.8% (Cost $26,565,908) †	26,413,950
	Other Assets in Excess of Liabilities — 0.2%	45,133

	NET ASSETS — 100.0%	$26,459,083

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,999,563	CHF	Goldman Sachs	08/03/2016	3,103,468	3,095,442	(8,026)
5,165,376	DKK	Goldman Sachs	08/03/2016	776,435	776,427	(8)
12,128,807	EUR	Goldman Sachs	08/03/2016	13,559,379	13,561,666	2,287
5,019,870	GBP	Goldman Sachs	08/03/2016	6,664,498	6,643,871	(20,627)
4,694,587	NOK	Goldman Sachs	08/03/2016	557,369	556,423	(946)
15,901,990	SEK	Goldman Sachs	08/03/2016	1,864,106	1,858,631	(5,475)

				26,525,255	26,492,460	(32,795)

CONTRACTS TO SELL (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,999,563	CHF	Goldman Sachs	08/03/2016	3,083,721	3,095,442	(11,721)
2,961,093	CHF	Goldman Sachs	09/06/2016	3,069,200	3,061,849	7,351
5,165,376	DKK	Goldman Sachs	08/03/2016	772,080	776,427	(4,347)
5,137,893	DKK	Goldman Sachs	09/06/2016	773,499	773,399	100
12,128,807	EUR	Goldman Sachs	08/03/2016	13,487,291	13,561,666	(74,375)
11,831,636	EUR	Goldman Sachs	09/06/2016	13,248,333	13,247,849	484
5,019,870	GBP	Goldman Sachs	08/03/2016	6,708,633	6,643,871	64,762
5,043,940	GBP	Goldman Sachs	09/06/2016	6,700,194	6,679,522	20,672
4,694,587	NOK	Goldman Sachs	08/03/2016	560,787	556,423	4,364
4,694,587	NOK	Goldman Sachs	09/06/2016	557,400	556,465	935
15,901,991	SEK	Goldman Sachs	08/03/2016	1,879,565	1,858,631	20,934
15,756,519	SEK	Goldman Sachs	09/06/2016	1,849,510	1,844,764	4,746

				52,690,213	52,656,308	33,905

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

CHF	—	Swiss Franc
DKK	—	Danish Krone
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

(a)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)		Non-deliverable forwards.

†	At July 31, 2016, the cost of the Fund’s investments was $26,565,908, and the unrealized appreciation/(depreciation) were $0 and $(151,958), respectively.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$26,413,950	$—	$—	$26,413,950

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$126,635	$—	$126,635

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$125,525	$—	$125,525

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Austria — 0.8%
1,641	ANDRITZ AG	83,667
8,738	OMV AG	233,399
5,782	voestalpine AG	203,906

		520,972

	Belgium — 2.4%
110	Ackermans & van Haaren NV	13,315
1,972	Ageas	66,296
1,971	Anheuser-Busch InBev NV	254,639
3,668	bpost S.A.	96,128
3,663	Colruyt S.A.	204,330
985	Groupe Bruxelles Lambert S.A.	83,095
10,490	Proximus SADP	327,456
1,875	Solvay S.A.	194,636
4,756	Umicore S.A.	275,182

		1,515,077

	Denmark — 3.0%
2,334	Chr. Hansen Holding A/S	146,788
2,955	DSV A/S	131,582
2,899	ISS A/S	111,819
14,469	Novo Nordisk A/S, Class B	822,797
3,814	Tryg A/S	71,098
7,162	Vestas Wind Systems A/S	500,701
2,236	William Demant Holding A/S (a)	45,660

		1,830,445

	Finland — 4.4%
2,283	Elisa OYJ	82,829
19,322	Fortum OYJ	320,980
686	Kesko OYJ, Class B	30,585
4,781	Kone OYJ, Class B	242,249
4,111	Metso OYJ	114,076
13,781	Neste OYJ	522,985
59,689	Nokia OYJ	344,377
2,917	Orion OYJ, Class B	119,503
7,079	Sampo OYJ, Class A	293,239
20,976	Stora Enso OYJ, Class R	190,557
14,595	UPM-Kymmene OYJ	300,987
4,475	Wartsila OYJ Abp	194,265

		2,756,632

	France — 14.2%
760	Aeroports de Paris	80,840
1,717	Air Liquide S.A.	183,052
1,808	Arkema S.A.	154,430
4,840	Atos SE	474,446
3,358	AXA S.A.	68,344
1,496	BNP Paribas S.A.	74,209
2,603	Bouygues S.A.	77,109
2,331	Bureau Veritas S.A.	50,660
6,344	Capital Gemini S.A.	609,812
6,598	Carrefour S.A.	165,300
705	Christian Dior SE	127,510
1,716	Cie Generale des Etablissements Michelin	175,389
4,716	CNP Assurances	72,053
4,367	Credit Agricole S.A.	38,684
2,506	Danone S.A.	192,195
4,463	Dassault Systemes	368,637
1,623	Eiffage S.A.	124,785
17,824	Engie S.A.	293,377
1,750	Essilor International S.A.	224,154
6,463	Eutelsat Communications S.A.	128,529

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
951	Fonciere Des Regions REIT	89,487
532	Gecina S.A. REIT	80,632
1,467	Imerys S.A.	104,134
1,025	Ingenico Group S.A.	112,374
4,905	Lagardere SCA	125,305
2,590	Legrand S.A.	142,910
783	L’Oreal S.A.	148,774
717	LVMH Moet Hennessy Louis Vuitton SE	122,781
18,683	Natixis S.A.	77,040
33,981	Orange S.A.	521,510
4,058	Publicis Groupe S.A.	302,182
3,486	Sanofi	296,915
1,305	Schneider Electric SE	85,143
2,247	SCOR SE	65,643
943	Societe BIC S.A.	139,376
1,826	Societe Generale S.A.	62,255
2,537	Sodexo S.A.	297,162
7,271	Technip S.A.	407,669
1,598	Thales S.A.	145,546
16,688	TOTAL S.A.	802,594
309	Unibail-Rodamco SE REIT	85,137
5,833	Valeo S.A.	299,241
14,393	Veolia Environnement S.A.	318,992
1,612	Vinci S.A.	122,521
8,595	Vivendi S.A.	168,770

		8,807,608

	Germany — 11.9%
497	Allianz SE	71,213
1,619	Axel Springer SE	88,734
6,695	BASF SE	525,905
1,304	Bayer AG	140,178
2,176	Bayerische Motoren Werke AG	187,494
3,575	Brenntag AG	177,593
716	Continental AG	150,158
2,848	Daimler AG	193,620
948	Deutsche Boerse AG (a)	79,278
12,473	Deutsche Lufthansa AG	148,263
3,555	Deutsche Post AG	106,096
17,825	Deutsche Telekom AG	303,251
3,118	Deutsche Wohnen AG	116,735
5,744	Evonik Industries AG	179,177
1,128	Fielmann AG	87,135
1,669	Fraport AG Frankfurt Airport Services Worldwide	91,280
4,384	Fresenius Medical Care AG & Co., KGaA	400,425
7,057	Fresenius SE & Co., KGaA	527,145
939	Hannover Rueck SE	96,045
1,048	HOCHTIEF AG	137,435
1,378	HUGO BOSS AG	81,779
37,954	Infineon Technologies AG	629,204
8,250	K+S AG	172,442
578	MAN SE	60,607
1,059	MTU Aero Engines AG	108,216
411	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	68,543
3,580	ProSiebenSat.1 Media SE	163,989
18,744	SAP SE	1,640,546
1,034	Siemens AG	112,238
3,346	Symrise AG	235,938
2,314	Talanx AG	69,598
14,787	Telefonica Deutschland Holding AG	60,376

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
4,224	United Internet AG	186,945
84	Vonovia SE	3,330

		7,400,911

	Ireland — 0.3%
1,272	DCC plc	113,514
1,200	Ryanair Holdings plc ADR	84,924

		198,438

	Italy — 2.9%
4,414	Atlantia SpA	110,422
39,045	Eni SpA	598,954
8,403	Mediobanca SpA	58,913
79,675	Snam SpA	461,207
93,052	Terna Rete Elettrica Nazionale SpA	506,885
37,573	UnipolSai SpA	63,038

		1,799,419

	Luxembourg — 0.5%
1,382	RTL Group S.A.	117,825
7,281	SES S.A.	159,550

		277,375

	Netherlands — 5.0%
2,946	Akzo Nobel NV	190,439
5,852	ASML Holding NV	642,557
2,213	Boskalis Westminster	81,335
1,887	Heineken Holding NV	158,104
1,505	Heineken NV	142,036
3,961	ING Groep NV	44,284
14,890	Koninklijke Ahold Delhaize NV	355,489
3,508	Koninklijke DSM NV	224,526
52,102	Koninklijke KPN NV	171,369
3,244	Koninklijke Philips NV	86,280
2,603	NN Group NV	70,211
206	Randstad Holding NV	8,862
19,706	RELX NV	355,092
5,352	Unilever NV	247,929
7,270	Wolters Kluwer NV	305,877

		3,084,390

	Norway — 2.2%
9,953	DNB ASA	109,913
5,099	Gjensidige Forsikring ASA	86,150
12,543	Marine Harvest ASA	213,922
6,123	Norsk Hydro ASA	26,254
13,894	Orkla ASA	129,252
5,827	Statoil ASA	92,635
29,547	Telenor ASA	494,663
6,085	Yara International ASA	198,379

		1,351,168

	Portugal — 0.9%
108,770	EDP - Energias de Portugal S.A.	373,110
15,174	Galp Energia SGPS S.A.	207,854

		580,964

	Spain — 6.6%
7,474	Abertis Infraestructuras S.A.	117,576
1,226	Acciona S.A.	90,494
3,130	ACS Actividades de Construccion y Servicios S.A.	89,755
573	Aena S.A.	82,651
3,245	Amadeus IT Holding S.A., Class A	152,356
7,619	Banco Santander S.A.	32,345
14,428	Enagas S.A.	439,867
21,105	Endesa S.A.	443,359

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — continued
6,745	Ferrovial S.A.	139,610
8,152	Gamesa Corp. Tecnologica S.A.	172,974
18,420	Gas Natural SDG S.A.	381,014
9,518	Grifols S.A.	208,650
185,851	Iberdrola S.A.	1,276,974
16,163	Mapfre S.A.	39,557
19,104	Red Electrica Corp. S.A.	437,575

		4,104,757

	Sweden — 7.0%
4,494	Alfa Laval AB	70,828
9,602	Assa Abloy AB, Class B	210,649
6,012	Atlas Copco AB, Class A	168,768
11,696	Boliden AB	257,430
5,665	Hennes & Mauritz AB, Class B	171,072
3,536	Hexagon AB, Class B	139,480
3,029	Investor AB, Class B	104,325
18,032	Nordea Bank AB	160,659
8,900	Securitas AB, Class B	146,440
7,961	Skandinaviska Enskilda Banken AB, Class A	69,803
6,915	Skanska AB, Class B	147,002
5,096	SKF AB, Class B	80,737
18,860	Svenska Cellulosa AB SCA, Class B	560,683
16,219	Svenska Handelsbanken AB, Class A	195,002
14,043	Swedbank AB, Class A	294,827
22,337	Tele2 AB, Class B	188,713
86,699	Telefonaktiebolaget LM Ericsson, Class B	646,548
141,787	TeliaSonera AB	646,998
5,952	Trelleborg AB, Class B	108,489

		4,368,453

	Switzerland — 11.6%
5,254	ABB Ltd.	111,606
776	Baloise Holding AG	87,344
97	Banque Cantonale Vaudoise	65,660
6	Chocoladefabriken Lindt & Spruengli AG	35,280
10,346	Clariant AG	179,960
377	EMS-Chemie Holding AG	206,286
115	Galenica AG	148,218
664	Geberit AG	256,077
119	Givaudan S.A.	244,394
132	Helvetia Holding AG	66,287
754	Kuehne + Nagel International AG	105,761
936	Lonza Group AG	176,268
6,273	Nestle S.A.	502,672
16,252	Novartis AG	1,347,993
857	Pargesa Holding S.A.	59,680
192	Partners Group Holding AG	87,814
811	PSP Swiss Property AG	81,768
4,195	Roche Holding AG	1,070,849
933	Schindler Holding AG	178,890
84	SGS S.A.	185,829
23	Sika AG	107,749
1,215	Sonova Holding AG	166,334
643	Swiss Life Holding AG	146,675
1,076	Swiss Prime Site AG	98,823
909	Swiss Re AG	76,198
2,218	Swisscom AG	1,091,144
564	Syngenta AG	220,903
4,468	UBS Group AG	61,422

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
290	Zurich Insurance Group AG	69,627

		7,237,511

	United Kingdom — 25.1%
11,451	3i Group plc	93,530
3,405	Admiral Group plc	97,458
287	AstraZeneca plc	19,214
13,952	BAE Systems plc	98,509
3,200	Berkeley Group Holdings plc	113,506
85,832	BP plc	485,608
13,908	British American Tobacco plc	887,677
8,028	British Land Co., plc (The) REIT	71,248
64,677	BT Group plc, Class A	353,358
8,673	Bunzl plc	271,359
6,505	Capital & Counties Properties plc	25,017
26,720	Compass Group plc	507,622
3,162	Croda International plc	139,046
1,725	Daily Mail & General Trust plc, Class A	16,372
1,653	Derwent London plc REIT	62,169
14,361	Direct Line Insurance Group plc	66,450
10,878	Dixons Carphone plc	50,300
16,340	DS Smith plc	84,744
7,254	easyJet plc	99,778
5,824	Experian plc	113,921
57,177	GlaxoSmithKline plc	1,276,938
10,098	Hammerson plc REIT	74,542
8,724	Howden Joinery Group plc	49,885
10,914	HSBC Holdings plc	71,538
6,166	IMI plc	87,485
3,653	Imperial Brands plc	192,502
4,074	Inchcape plc	36,325
3,454	Informa plc	32,633
7,280	Inmarsat plc	75,273
14,160	International Consolidated Airlines Group S.A.	76,034
17,236	Intu Properties plc REIT	68,347
60,846	ITV plc	157,770
19,281	J Sainsbury plc	57,217
18,276	John Wood Group plc	159,892
4,898	Johnson Matthey plc	212,265
49,725	Kingfisher plc	220,813
6,884	Land Securities Group plc REIT	99,656
36,529	Legal & General Group plc	99,372
2,555	London Stock Exchange Group plc	94,018
49,154	Marks & Spencer Group plc	207,821
13,070	Meggitt plc	75,701
11,578	Melrose Industries plc	104,854
3,115	Micro Focus International plc	79,840
9,646	Mondi plc	195,208
60,160	National Grid plc	862,625
57,251	Old Mutual plc	159,316
1,773	Provident Financial plc	63,582
4,300	Prudential plc	75,803
1,922	Randgold Resources Ltd.	226,178
6,387	Reckitt Benckiser Group plc	619,285
17,882	RELX plc	339,558
6,817	Rentokil Initial plc	19,382
392	Rightmove plc	21,015
27,066	Royal Dutch Shell plc, Class B	719,922
13,951	Royal Mail plc	94,074
48,154	Sage Group plc (The)	454,064
15,992	Segro plc REIT	93,703
3,929	Severn Trent plc	127,309

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
15,310	Sky plc	186,451
25,009	Smith & Nephew plc	411,375
6,453	Smiths Group plc	107,864
4,463	SSE plc	89,586
38,488	Taylor Wimpey plc	78,758
3,336	Travis Perkins plc	68,835
17,189	Unilever plc	804,155
19,956	United Utilities Group plc	268,470
465,179	Vodafone Group plc	1,413,163
5,133	Whitbread plc	262,115
48,758	William Hill plc	206,246
16,766	WPP plc	376,188

		15,611,837

	Total Common Stocks (Cost $60,595,996)	61,445,957

Preferred Stocks — 0.9%
	Germany — 0.9%
2,790	FUCHS PETROLUB SE	117,808
3,285	Henkel AG & Co., KGaA	409,332

	Total Preferred Stocks (Cost $491,249)	527,140

	Total Investments — 99.7% (Cost $61,087,245) †	61,973,097
	Other Assets in Excess of Liabilities — 0.3%	191,071

	NET ASSETS — 100.0%	$62,164,168

Percentages indicated are based on net assets.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	8.5%
Diversified Telecommunication Services	6.7
Oil, Gas & Consumable Fuels	6.5
Chemicals	5.8
Electric Utilities	5.7
Software	4.1
Insurance	3.4
Media	3.1
Wireless Telecommunication Services	2.6
Household Products	2.6
Multi-Utilities	2.4
Machinery	2.3
Semiconductors & Semiconductor Equipment	2.2
Diversified Financial Services	2.1
Gas Utilities	2.1
Hotels, Restaurants & Leisure	2.1
IT Services	2.0
Banks	2.0
Energy Equipment & Services	1.8
Food Products	1.7
Personal Products	1.7
Electrical Equipment	1.6
Professional Services	1.6
Communications Equipment	1.6
Metals & Mining	1.5
Health Care Providers & Services	1.5
Construction & Engineering	1.5
Health Care Equipment & Supplies	1.4
Food & Staples Retailing	1.3
Real Estate Investment Trusts (REITs)	1.2
Auto Components	1.1
Paper & Forest Products	1.0
Others (each less than 1.0%)	13.3

Notes to Schedule of Portfolio Investments:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.

†	At July 31, 2016, the cost of the Fund’s investments was $61,087,245, and the unrealized appreciation/(depreciation) were $2,763,025 and $(1,877,173), respectively.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$520,972	$—	$520,972
Belgium	—	1,515,077	—	1,515,077
Denmark	—	1,830,445	—	1,830,445
Finland	—	2,756,632	—	2,756,632
France	—	8,807,608	—	8,807,608
Germany	79,278	7,321,633	—	7,400,911
Ireland	84,924	113,514	—	198,438
Italy	—	1,799,419	—	1,799,419
Luxembourg	—	277,375	—	277,375
Netherlands	292,213	2,792,177	—	3,084,390
Norway	—	1,351,168	—	1,351,168
Portugal	—	580,964	—	580,964
Spain	—	4,104,757	—	4,104,757
Sweden	—	4,368,453	—	4,368,453
Switzerland	—	7,237,511	—	7,237,511
United Kingdom	—	15,611,837	—	15,611,837

Total Common Stocks	456,415	60,989,542	—	61,445,957

Preferred Stocks
Germany	—	527,140	—	527,140

Total Preferred Stocks	—	527,140	—	527,140

Total Investments in Securities	$456,415	$61,516,682	$—	$61,973,097

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Australia — 9.5%
18,174	AGL Energy Ltd.	284,527
21,754	Amcor Ltd.	248,608
9,083	Ansell Ltd.	133,832
30,520	APA Group	225,703
31,472	Asciano Ltd.	218,516
4,590	ASX Ltd.	173,595
46,862	Aurizon Holdings Ltd.	185,440
29,787	Boral Ltd.	155,773
28,264	Brambles Ltd.	289,132
9,381	Caltex Australia Ltd.	237,236
1,367	CIMIC Group Ltd.	30,403
2,430	Cochlear Ltd.	245,505
4,013	CSL Ltd.	359,864
35,914	CSR Ltd.	105,128
31,402	Dexus Property Group REIT	233,212
3,593	Flight Centre Travel Group Ltd.	88,052
56,192	GPT Group (The) REIT	239,659
30,712	Harvey Norman Holdings Ltd.	112,984
35,221	Healthscope Ltd.	79,326
68,703	Incitec Pivot Ltd.	150,424
78,583	Mirvac Group REIT	131,462
7,241	Orica Ltd.	78,180
53,444	Origin Energy Ltd.	225,356
36,030	Qantas Airways Ltd.	86,505
4,362	Ramsay Health Care Ltd.	261,308
79,442	Scentre Group REIT	320,188
13,701	Sonic Healthcare Ltd.	239,345
32,962	Star Entertainment Grp Ltd. (The)	148,881
41,652	Sydney Airport	239,860
50,568	Tabcorp Holdings Ltd.	188,157
53,088	Tatts Group Ltd.	166,615
66,380	Telstra Corp., Ltd.	291,148
30,865	Transurban Group	294,902
10,833	Wesfarmers Ltd.	354,305
2,734	Woodside Petroleum Ltd.	55,848
16,915	WorleyParsons Ltd.	96,833

		6,975,812

	Austria — 0.2%
5,040	OMV AG	134,622

	Belgium — 0.9%
1,194	Ageas	40,141
2,407	Colruyt S.A.	134,268
1,274	Groupe Bruxelles Lambert S.A.	107,475
4,368	Proximus SADP	136,352
1,272	Solvay S.A.	132,041
1,184	UCB S.A.	92,641

		642,918

	Canada — 3.0%
1,795	Agrium, Inc.	162,913
4,400	BCE, Inc.	210,724
1,613	Canadian Tire Corp., Ltd., Class A	169,485
5,128	Fortis, Inc.	169,866
7,424	Husky Energy, Inc.	87,338
4,355	Imperial Oil Ltd.	133,987
2,165	Loblaw Cos., Ltd.	120,765
6,323	Metro, Inc., Class A	229,888
3,819	Potash Corp of Saskatchewan, Inc.	59,523
5,082	RioCan REIT	112,799
4,453	Rogers Communications, Inc., Class B	196,687

SHARES	SECURITY DESCRIPTION	VALUE($)
	Canada — continued
7,443	Shaw Communications, Inc., Class B	150,952
5,572	TELUS Corp.	186,452
4,573	TransCanada Corp.	212,040

		2,203,419

	Denmark — 0.8%
350	Carlsberg A/S, Class B	34,760
2,172	Chr. Hansen Holding A/S	136,599
2,170	DSV A/S	96,627
1,974	H Lundbeck A/S (a)	80,242
14,885	TDC A/S	78,369
2,000	Vestas Wind Systems A/S	139,822

		566,419

	Finland — 0.8%
6,472	Fortum OYJ	107,514
6,217	Neste OYJ	235,933
2,828	Sampo OYJ, Class A	117,147
7,711	Stora Enso OYJ, Class R	70,050
4,383	UPM-Kymmene OYJ	90,389

		621,033

	France — 3.9%
1,207	Arkema S.A.	103,095
1,935	Atos SE	189,680
2,200	Capital Gemini S.A.	211,473
1,681	Casino Guichard Perrachon S.A.	91,108
658	Christian Dior SE	119,009
2,588	Dassault Systemes	213,765
1,230	Essilor International S.A.	157,548
4,817	Eutelsat Communications S.A.	95,795
347	Iliad S.A.	67,439
668	Ingenico Group S.A.	73,235
2,961	Lagardere SCA	75,643
8,246	Orange S.A.	126,552
812	Pernod Ricard S.A.	92,781
1,582	Publicis Groupe S.A.	117,805
2,031	SCOR SE	59,333
1,422	Sodexo S.A.	166,561
6,260	STMicroelectronics NV	45,776
4,169	Suez Environnement Co.	67,661
1,479	Technip S.A.	82,924
2,387	Thales S.A.	217,408
3,019	TOTAL S.A.	145,196
3,031	Valeo S.A.	155,495
2,898	Veolia Environnement S.A.	64,228
492	Vinci S.A.	37,395
6,186	Vivendi S.A.	121,467

		2,898,372

	Germany — 2.8%
841	BASF SE	66,062
1,402	Beiersdorf AG	131,718
1,027	Covestro AG	48,006
3,119	Deutsche Lufthansa AG	37,075
6,853	Deutsche Telekom AG	116,588
4,800	Evonik Industries AG	149,730
1,792	Fraport AG Frankfurt Airport Services Worldwide	98,007
2,240	Fresenius Medical Care AG & Co., KGaA	204,597
2,888	Fresenius SE & Co., KGaA	215,728
1,823	Hannover Rueck SE	186,465
12,658	Infineon Technologies AG	209,845

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,680	Merck KGaA	185,533
1,976	SAP SE	172,947
1,384	Symrise AG	97,590
3,627	United Internet AG	160,523

		2,080,414

	Hong Kong — 4.0%
41,000	Cathay Pacific Airways Ltd.	66,679
20,000	Cheung Kong Infrastructure Holdings Ltd.	177,056
8,260	Cheung Kong Property Holdings Ltd.	59,271
27,260	CK Hutchison Holdings Ltd.	319,513
27,500	CLP Holdings Ltd.	286,602
12,100	Hang Seng Bank Ltd.	216,611
129,770	Hong Kong & China Gas Co., Ltd.	241,297
7,500	Johnson Electric Holdings Ltd.	18,873
35,500	Link REIT	265,225
43,500	MTR Corp., Ltd.	246,364
110,000	New World Development Co., Ltd.	128,194
196,000	PCCW Ltd.	142,800
26,000	Power Assets Holdings Ltd.	254,875
2,131,000	Semiconductor Manufacturing International Corp. (a)	172,761
16,000	Swire Pacific Ltd., Class A	191,742
14,000	Xinyi Automobile Glass Hong Kong Enterprises Ltd. (a)	2,400
112,000	Xinyi Glass Holdings Ltd.	85,718
234,000	Xinyi Solar Holdings Ltd.	89,840

		2,965,821

	Israel — 0.2%
2,324	Check Point Software Technologies Ltd. (a)	178,669

	Italy — 0.5%
33,446	Parmalat SpA	87,948
24,587	Snam SpA	142,324
32,080	Terna Rete Elettrica Nazionale SpA	174,751

		405,023

	Japan — 21.6%
8,800	Ajinomoto Co., Inc.	224,637
73,000	ANA Holdings Co., Ltd.	208,381
59,000	Aozora Bank Ltd.	216,495
2,000	Bank of Kyoto Ltd. (The)	13,463
12,200	Brother Industries Ltd.	138,641
8,000	Canon, Inc.	227,036
6,200	Capcom Co., Ltd.	126,449
4,000	Chiba Bank Ltd. (The)	19,120
11,500	Chubu Electric Power Co., Inc.	168,954
10,100	Chugoku Electric Power Co., Inc. (The)	126,835
18,600	Concordia Financial Group Ltd.	79,062
7,000	Cosmo Energy Holdings Co., Ltd.	77,098
4,700	Credit Saison Co., Ltd.	78,266
12,500	Daicel Corp.	140,180
9,600	Daiichi Sankyo Co., Ltd.	228,926
1,000	Daito Trust Construction Co., Ltd.	167,920
3,900	DIC Corp.	92,023
15,000	Dowa Holdings Co., Ltd.	79,071
800	East Japan Railway Co.	73,384
15,000	Ebara Corp.	81,576
6,000	Electric Power Development Co., Ltd.	137,893
4,100	FamilyMart Co., Ltd.	241,434
30,000	Fuji Electric Co., Ltd.	132,409

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
5,400	FUJIFILM Holdings Corp.	193,744
26,000	Fujikura Ltd.	146,460
15,000	Fukuoka Financial Group, Inc.	57,309
2,800	Hankyu Hanshin Holdings, Inc.	104,169
2,100	Hikari Tsushin, Inc.	174,439
9,600	Hokkaido Electric Power Co., Inc.	76,150
8,400	Hokuriku Electric Power Co.	99,640
3,800	Ibiden Co., Ltd.	48,510
8,700	Idemitsu Kosan Co., Ltd.	170,333
20,800	Inpex Corp.	165,356
18,000	ITOCHU Corp.	204,082
5,800	Japan Airlines Co., Ltd.	178,807
4,200	Japan Petroleum Exploration Co., Ltd.	87,671
55,000	JX Holdings, Inc.	208,388
22,000	Kaneka Corp.	165,682
6,400	Kansai Electric Power Co., Inc. (The) (a)	59,549
76,000	Kawasaki Kisen Kaisha Ltd.	186,548
8,400	KDDI Corp.	257,772
12,000	Keisei Electric Railway Co., Ltd.	157,316
2,200	Konami Holdings Corp.	85,298
19,000	Konica Minolta, Inc.	152,696
13,900	Kuraray Co., Ltd.	175,308
8,800	Kyowa Hakko Kirin Co., Ltd.	153,752
700	Mabuchi Motor Co., Ltd.	31,697
41,000	Marubeni Corp.	190,612
200	MEIJI Holdings Co., Ltd.	20,851
600	Mitsubishi Corp.	10,323
11,400	Mitsubishi Tanabe Pharma Corp.	212,807
104,800	Mizuho Financial Group, Inc.	168,133
2,300	Mochida Pharmaceutical Co., Ltd.	175,376
10,000	NH Foods Ltd.	243,182
1,000	Nihon M&A Center, Inc.	61,303
12,000	Nippon Kayaku Co., Ltd.	124,124
8,100	Nippon Paper Industries Co., Ltd.	147,378
2,300	Nippon Shokubai Co., Ltd.	144,657
5,100	Nippon Telegraph & Telephone Corp.	242,351
9,800	Nippon Television Holdings, Inc.	164,408
12,600	Nipro Corp.	156,373
12,900	Nissan Motor Co., Ltd.	124,982
3,000	Nisshin Steel Co., Ltd.	37,198
1,900	Nissin Foods Holdings Co., Ltd.	107,864
5,300	Nomura Real Estate Holdings Inc.	91,404
1,700	Nomura Research Institute Ltd.	59,960
4,200	NTT Data Corp.	208,417
9,400	NTT DOCOMO, Inc.	255,345
17,000	Oji Holdings Corp.	70,896
55,000	Osaka Gas Co., Ltd.	221,971
2,500	Otsuka Corp.	128,078
5,500	Otsuka Holdings Co., Ltd.	261,470
1,400	Park24 Co., Ltd.	47,416
45,000	Resona Holdings, Inc.	179,496
16,300	Ricoh Co., Ltd.	143,963
600	Rohm Co., Ltd.	25,530
2,800	Sankyo Co., Ltd.	101,947
2,000	Sawai Pharmaceutical Co., Ltd.	158,705
15,000	SCREEN Holdings Co., Ltd.	177,686
1,900	SCSK Corp.	79,260
9,800	Sekisui Chemical Co., Ltd.	142,529
12,300	Sekisui House Ltd.	204,934
39,800	Seven Bank Ltd.	135,964
1,600	Shimamura Co., Ltd.	233,428
5,000	Shimizu Corp.	50,963

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
7,000	Showa Denko K.K.	71,344
19,600	Showa Shell Sekiyu K.K.	175,783
4,400	SoftBank Group Corp.	242,195
68,900	Sojitz Corp.	166,007
5,800	Square Enix Holdings Co., Ltd.	180,804
2,800	Sumitomo Dainippon Pharma Co., Ltd.	52,336
37,000	Sumitomo Osaka Cement Co., Ltd.	176,584
3,800	Suzuken Co., Ltd.	121,197
17,000	Taisei Corp.	152,885
1,400	Taisho Pharmaceutical Holdings Co., Ltd.	153,293
5,000	Takashimaya Co., Ltd.	37,882
2,200	Takeda Pharmaceutical Co., Ltd.	98,028
31,000	Teijin Ltd.	116,595
15,400	Tohoku Electric Power Co., Inc.	197,846
8,400	Tokyo Broadcasting System Holdings Inc.	119,011
31,000	Tokyo Electric Power Holdings Co., Inc. (a)	121,590
31,000	Tokyo Gas Co., Ltd.	131,964
4,300	Tokyo Tatemono Co., Ltd.	53,541
5,000	Tokyu Corp.	41,092
9,700	Tokyu Fudosan Holdings Corp.	57,396
19,000	TonenGeneral Sekiyu K.K.	171,650
20,000	Toppan Printing Co., Ltd.	176,400
12,000	Tosoh Corp.	60,886
5,600	Toyo Suisan Kaisha Ltd.	248,714
4,200	Toyota Industries Corp.	188,519
5,600	Toyota Motor Corp.	313,795
5,600	Tsumura & Co.	158,039
79,000	Ube Industries Ltd.	137,732
1,600	West Japan Railway Co.	98,971
14,700	Yamada Denki Co., Ltd.	77,514
6,700	Yokohama Rubber Co., Ltd. (The)	89,982

		15,920,788

	Netherlands — 1.4%
698	Boskalis Westminster	25,654
854	Gemalto NV	56,281
1,459	Heineken Holding NV	122,244
9,649	Koninklijke Ahold Delhaize NV	230,369
34,541	Koninklijke KPN NV	113,609
3,393	NN Group NV	91,519
7,630	RELX NV	137,489
5,181	Wolters Kluwer NV	217,985

		995,150

	New Zealand — 0.4%
18,941	Contact Energy Ltd.	73,940
84,042	Spark New Zealand Ltd.	239,792

		313,732

	Norway — 1.0%
11,562	Marine Harvest ASA	197,191
16,326	Orkla ASA	151,877
8,877	Statoil ASA	141,122
8,600	Telenor ASA	143,977
3,925	Yara International ASA	127,960

		762,127

	Portugal — 0.3%
43,752	EDP - Energias de Portugal S.A.	150,081
2,762	Galp Energia SGPS S.A.	37,834

		187,915

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — 2.4%
45,600	Ascendas Real Estate Investment Trust REIT	83,566
97,700	CapitaLand Mall Trust REIT	156,547
45,700	ComfortDelGro Corp., Ltd.	96,627
6,900	DBS Group Holdings Ltd.	79,770
323,400	Golden Agri-Resources Ltd.	87,118
188,100	Hutchison Port Holdings Trust, Class U	89,499
48,400	Keppel Corp., Ltd.	191,520
56,500	Sembcorp Industries Ltd.	118,088
16,700	Singapore Airlines Ltd.	136,886
59,400	Singapore Press Holdings Ltd.	168,144
101,000	Singapore Telecommunications Ltd.	316,725
10,400	Venture Corp., Ltd.	69,109
86,700	Wilmar International Ltd.	201,150

		1,794,749

	South Korea — 9.3%
2,823	Celltrion, Inc. (a)	262,524
434	CJ CheilJedang Corp.	152,838
365	CJ Corp.	65,438
2,684	GS Holdings Corp.	115,974
3,609	Hankook Tire Co., Ltd.	174,803
377	Hanmi Pharm Co., Ltd.	206,026
1,164	Hanmi Science Co., Ltd.	149,784
13,795	Hanon Systems	141,381
7,081	Hanwha Chemical Corp.	161,982
1,132	Hyundai Mobis Co., Ltd.	258,133
3,579	Hyundai Steel Co.	162,350
11,242	Industrial Bank of Korea	119,052
2,055	Kakao Corp.	166,819
4,541	Kia Motors Corp.	171,061
5,026	Korea Electric Power Corp.	275,167
3,178	Korea Gas Corp.	120,425
347	Korea Zinc Co., Ltd.	158,283
3,013	Korean Air Lines Co., Ltd. (a)	76,637
8,051	KT Corp.	228,169
2,373	KT&G Corp.	256,617
9,914	LG Display Co., Ltd.	274,869
1,443	LG Electronics, Inc.	69,005
19,442	LG Uplus Corp.	190,306
773	Lotte Chemical Corp.	210,039
573	Lotte Shopping Co., Ltd.	98,816
448	NAVER Corp.	284,249
1,446	POSCO	292,998
327	Samsung Electronics Co., Ltd.	449,945
1,554	Samsung Fine Chemicals Co., Ltd.	49,409
968	Samsung SDS Co., Ltd.	135,989
258	Shinsegae Co., Ltd.	41,980
1,103	SK Holdings Co., Ltd.	205,796
10,533	SK Hynix, Inc.	324,354
1,746	SK Innovation Co., Ltd.	230,085
1,148	SK Telecom Co., Ltd.	235,907
2,562	SKC Co., Ltd.	68,502
2,394	S-Oil Corp.	164,846
12,463	Woori Bank	112,459

		6,863,017

	Spain — 1.8%
165	Acciona S.A.	12,179
4,200	Acerinox S.A.	56,161
1,316	ACS Actividades de Construccion y Servicios S.A.	37,737
5,000	Enagas S.A.	152,435
7,380	Endesa S.A.	155,034

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
7,213	Ferrovial S.A.	149,298
7,104	Gamesa Corp. Tecnologica S.A.	150,737
7,587	Gas Natural SDG S.A.	156,936
6,323	Grifols S.A.	138,610
21,843	Iberdrola S.A.	150,082
6,832	Red Electrica Corp. S.A.	156,486

		1,315,695

	Sweden — 2.8%
1,586	Autoliv, Inc.	167,799
9,147	Boliden AB	201,327
3,713	Getinge AB, Class B	75,259
3,856	Hexagon AB, Class B	152,103
2,517	Investor AB, Class B	86,690
2,315	Lundin Petroleum AB (a)	38,377
13,307	Securitas AB, Class B	218,952
8,755	Skanska AB, Class B	186,118
6,720	Svenska Cellulosa AB SCA, Class B	199,777
9,786	Svenska Handelsbanken AB, Class A	117,657
4,156	Swedish Match AB	151,610
16,159	Tele2 AB, Class B	136,518
2,858	Telefonaktiebolaget LM Ericsson, Class B	21,313
30,632	TeliaSonera AB	139,779
7,353	Trelleborg AB, Class B	134,026

		2,027,305

	Switzerland — 2.1%
1,152	Baloise Holding AG	129,665
7,986	Clariant AG	138,909
3,587	Garmin Ltd. (Switzerland)	194,882
98	Givaudan S.A.	201,267
296	Kuehne & Nagel International AG	41,519
1,288	Lonza Group AG	242,556
1,722	Novartis AG	142,828
1,061	Sonova Holding AG	145,251
354	Swiss Life Holding AG	80,751
487	Swiss Prime Site AG	44,727
322	Swisscom AG	158,408

		1,520,763

	United Kingdom — 3.8%
8,508	Antofagasta plc	56,313
15,271	Barratt Developments plc	88,427
928	Berkeley Group Holdings plc	32,917
16,975	BP plc	96,039
8,865	British Land Co., plc (The) REIT	78,676
21,971	BT Group plc, Class A	120,037
7,091	Bunzl plc	221,861
8,215	Direct Line Insurance Group plc	38,011
5,541	easyJet plc	76,216
6,601	GlaxoSmithKline plc	147,420
5,642	Hammerson plc REIT	41,649
12,498	Inmarsat plc	129,225
516	Johnson Matthey plc	22,362
8,037	Land Securities Group plc REIT	116,347
2,488	Mondi plc	50,350
9,586	National Grid plc	137,452
1,708	Next plc	113,557
5,213	Persimmon plc	116,394
8,308	Royal Mail plc	56,022
23,707	Sage Group plc (The)	223,543
1,747	Severn Trent plc	56,607
8,960	Smith & Nephew plc	147,384

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
48,610	Taylor Wimpey plc	99,470
3,407	Travis Perkins plc	70,301
9,852	United Utilities Group plc	132,540
43,414	Vodafone Group plc	131,887
11,158	William Hill plc	47,198
6,314	WPP plc	141,671

		2,789,876

	United States — 25.8%
317	Alleghany Corp. (a)	172,290
5,711	Alliant Energy Corp.	229,868
1,725	Allstate Corp. (The)	117,869
3,585	Amdocs Ltd.	209,221
3,182	Ameren Corp.	166,864
2,892	American Water Works Co., Inc.	238,821
11,975	Annaly Capital Management, Inc. REIT	131,486
1,462	Anthem, Inc.	192,019
1,525	Ashland, Inc.	172,691
2,353	Assurant, Inc.	195,323
6,357	AT&T, Inc.	275,195
2,963	AutoNation, Inc. (a)	158,076
210	AutoZone, Inc. (a)	170,933
2,869	Avery Dennison Corp.	223,466
3,222	Avnet, Inc.	132,424
3,366	Axis Capital Holdings Ltd. (Bermuda)	187,082
1,306	Becton, Dickinson & Co.	229,856
3,817	Bemis Co., Inc.	194,820
3,326	Broadridge Financial Solutions, Inc.	225,104
714	C.R. Bard, Inc.	159,743
5,597	CA Technologies, Inc.	193,936
2,029	Celanese Corp., Class A	128,679
5,350	CenturyLink, Inc.	168,204
2,875	CF Industries Holdings, Inc.	70,955
2,365	Chevron Corp.	242,365
2,175	Church & Dwight Co., Inc.	213,672
681	Cigna Corp.	87,822
3,000	Cincinnati Financial Corp.	224,100
2,254	Cintas Corp.	241,786
1,079	CMS Energy Corp.	48,749
2,058	CNA Financial Corp.	65,506
3,122	Commerce Bancshares, Inc.	147,639
2,438	Computer Sciences Corp.	116,609
1,975	Consolidated Edison, Inc.	158,158
1,411	Constellation Brands, Inc., Class A	232,293
2,438	CSRA, Inc.	65,631
2,508	Darden Restaurants, Inc.	154,392
682	DaVita HealthCare Partners, Inc. (a)	52,882
3,158	DENTSPLY SIRONA Inc.	202,238
2,241	Dr. Pepper Snapple Group, Inc.	220,761
1,732	DST Systems, Inc.	213,607
2,368	DTE Energy Co.	230,927
2,137	Eastman Chemical Co.	139,397
1,274	Edgewell Personal Care Co.	107,793
1,134	Everest Re Group Ltd. (Bermuda)	214,337
3,755	Eversource Energy	219,630
2,455	Fidelity National Information Services, Inc.	195,246
2,852	First Solar, Inc. (a)	133,132
2,885	Foot Locker, Inc.	172,004
28,546	Frontier Communications Corp.	148,439
1,353	Genuine Parts Co.	138,331
2,218	Harris Corp.	192,123
2,449	Hasbro, Inc.	198,932

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
1,614	Helmerich & Payne, Inc.	100,020
1,227	Henry Schein, Inc. (a)	222,063
2,095	Hess Corp.	112,397
3,971	HollyFrontier Corp.	100,943
4,821	Hormel Foods Corp.	180,065
1,988	IAC/Interactive Corp.	115,224
2,015	Ingevity Corp. (a)	77,114
5,635	Intel Corp.	196,436
1,658	International Flavors & Fragrances, Inc.	220,929
3,284	Jabil Circuit, Inc.	66,830
1,594	JM Smucker Co. (The)	245,731
1,699	Johnson & Johnson	212,766
1,559	L-3 Communications Holdings, Inc., Class 3	236,391
1,552	Laboratory Corp. of America Holdings (a)	216,597
4,245	Leggett & Platt, Inc.	223,160
3,422	Level 3 Communications, Inc. (a)	173,153
6,048	Liberty Interactive Corp. QVC Group, Class A (a)	162,147
1,569	McCormick & Co., Inc. (Non-Voting)	160,430
2,254	Molson Coors Brewing Co., Class B	230,269
1,916	Motorola Solutions, Inc.	132,932
2,194	Murphy Oil Corp.	60,181
3,136	Newfield Exploration Co. (a)	135,789
3,610	NiSource, Inc.	92,633
1,024	Northrop Grumman Corp.	221,829
1,671	NVIDIA Corp.	95,414
108	NVR, Inc. (a)	184,140
3,974	Old Republic International Corp.	77,016
3,596	Patterson Cos., Inc.	177,499
2,772	Pinnacle West Capital Corp.	218,628
2,009	PPG Industries, Inc.	210,362
3,947	PulteGroup, Inc.	83,597
476	Quest Diagnostics, Inc.	41,107
1,742	Raytheon Co.	243,062
1,794	RenaissanceRe Holdings Ltd. (Bermuda)	210,831
3,895	Republic Services, Inc., Class A	199,658
2,849	Reynolds American, Inc.	142,621
1,814	SBA Communications Corp., Class A (a)	208,610
3,057	SCANA Corp.	229,092
1,312	Scripps Networks Interactive, Inc., Class A	86,671
4,047	Southwest Airlines Co.	149,779
38,711	Sprint Corp. (a)	237,686
4,132	Synopsys, Inc. (a)	223,789
3,656	TEGNA, Inc.	80,066
1,354	Tesoro Corp.	103,107
3,748	Thomson Reuters Corp.	157,912
5,004	T-Mobile US, Inc. (a)	231,885
3,016	Torchmark Corp.	186,600
3,603	Total System Services, Inc.	183,465
2,262	Tyson Foods, Inc., Class A	166,483
1,530	Universal Health Services, Inc., Class B	198,181
4,737	Verizon Communications, Inc.	262,477
3,596	W.R. Berkley Corp.	209,251
2,287	Walt Disney Co. (The)	219,438
1,155	Waters Corp. (a)	183,564
3,214	Westlake Chemical Corp.	147,008
2,576	Wyndham Worldwide Corp.	182,948
5,238	Xcel Energy, Inc.	230,367

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
3,473	Xylem Inc.	166,044
549	Zimmer Biomet Holdings, Inc.	71,996

		19,019,809

	Total Common Stocks (Cost $68,637,790)	73,183,448

	Total Investments — 99.3% (Cost $68,637,790) †	73,183,448
	Other Assets in Excess of Liabilities — 0.7%	491,410

	NET ASSETS — 100.0%	$73,674,858

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.3%
Diversified Telecommunication Services	6.2
Chemicals	6.1
Electric Utilities	5.3
Pharmaceuticals	3.9
Insurance	3.7
Food Products	3.4
Health Care Providers & Services	3.3
IT Services	3.1
Media	2.7
Real Estate Investment Trusts (REITs)	2.7
Wireless Telecommunication Services	2.6
Health Care Equipment & Supplies	2.4
Software	2.3
Multi-Utilities	2.0
Semiconductors & Semiconductor Equipment	2.0
Household Durables	2.0
Gas Utilities	1.9
Road & Rail	1.8
Technology Hardware, Storage & Peripherals	1.8
Auto Components	1.7
Commercial Services & Supplies	1.6
Hotels, Restaurants & Leisure	1.6
Commercial Banks	1.5
Metals & Mining	1.4
Airlines	1.4
Specialty Retail	1.3
Beverages	1.3
Aerospace & Defense	1.3
Industrial Conglomerates	1.2
Trading Companies & Distributors	1.2
Food & Staples Retailing	1.1
Real Estate Management & Development	1.1
Biotechnology	1.0
Others (each less than 1.0%)	15.8

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.

†	At July 31, 2016, the cost of the Fund’s investments was $68,637,790 and the unrealized appreciation/(depreciation) were $8,136,423 and $(3,590,765), respectively.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,975,812	$—	$6,975,812
Austria	—	134,622	—	134,622
Belgium	—	642,918	—	642,918
Canada	2,203,419	—	—	2,203,419
Denmark	—	566,419	—	566,419
Finland	—	621,033	—	621,033
France	—	2,898,372	—	2,898,372
Germany	—	2,080,414	—	2,080,414
Hong Kong	2,400	2,963,421	—	2,965,821
Israel	178,669	—	—	178,669
Italy	87,948	317,075	—	405,023
Japan	—	15,920,788	—	15,920,788
Netherlands	—	995,150	—	995,150
New Zealand	—	313,732	—	313,732
Norway	—	762,127	—	762,127
Portugal	—	187,915	—	187,915
Singapore	—	1,794,749	—	1,794,749
South Korea	—	6,863,017	—	6,863,017
Spain	—	1,315,695	—	1,315,695
Sweden	167,799	1,859,506	—	2,027,305
Switzerland	194,882	1,325,881	—	1,520,763
United Kingdom	—	2,789,876	—	2,789,876
United States	19,019,809	—	—	19,019,809

Total Common Stocks	21,854,926	51,328,522	—	73,183,448

Total Investments in Securities	$21,854,926	$51,328,522	$—	$73,183,448

There were no significant transfers among any levels during the period ended July 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 99.7%
	Exchange Traded Fund — 99.7%
506,693	JPMorgan Diversified Return International Equity ETF (a)	$26,054,154

	Total Exchange Traded Fund (Cost $25,759,900)	26,054,154

	Total Investments — 99.7% (Cost $25,759,900) †	26,054,154
	Other Assets in Excess of Liabilities — 0.3%	65,897

	NET ASSETS — 100.0%	$26,120,051

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,116,073	AUD	Goldman Sachs	08/03/2016	2,367,443	2,367,798	355
471,858	CHF	Goldman Sachs	08/03/2016	488,169	486,941	(1,228)
61,143	CHF	Goldman Sachs	09/06/2016	63,375	63,223	(152)
2,576,420	DKK	Goldman Sachs	08/03/2016	387,258	387,271	13
4,222,555	EUR	Goldman Sachs	08/03/2016	4,720,857	4,721,394	537
4,199,490	GBP	Goldman Sachs	08/03/2016	5,575,793	5,558,086	(17,707)
10,640,566	HKD	Goldman Sachs	08/03/2016	1,371,234	1,371,540	306
699,360,457	JPY	Goldman Sachs	08/03/2016	6,823,147	6,854,839	31,692
2,748,738,264	KRW	Goldman Sachs	08/03/2016	2,467,577	2,453,848	(13,729)
2,751,600	NOK	Goldman Sachs	08/03/2016	326,762	326,132	(630)
242,849	NZD	Goldman Sachs	08/03/2016	175,140	175,360	220
5,681,516	SEK	Goldman Sachs	08/03/2016	665,943	664,058	(1,885)
950,836	SGD	Goldman Sachs	08/03/2016	707,940	709,190	1,250

				26,140,638	26,139,680	(958)

CONTRACTS TO SELL (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,116,073	AUD	Goldman Sachs	08/03/2016	2,321,106	2,367,798	(46,692)
3,162,253	AUD	Goldman Sachs	09/06/2016	2,400,849	2,400,055	794
471,858	CHF	Goldman Sachs	08/03/2016	485,208	486,941	(1,733)
459,863	CHF	Goldman Sachs	09/06/2016	476,652	475,510	1,142
2,576,420	DKK	Goldman Sachs	08/03/2016	385,121	387,271	(2,150)
2,446,700	DKK	Goldman Sachs	09/06/2016	368,345	368,298	47
4,222,555	EUR	Goldman Sachs	08/03/2016	4,696,347	4,721,395	(25,048)
4,278,825	EUR	Goldman Sachs	09/06/2016	4,791,163	4,790,988	175
4,199,490	GBP	Goldman Sachs	08/03/2016	5,613,342	5,558,086	55,256
4,240,412	GBP	Goldman Sachs	09/06/2016	5,632,815	5,615,436	17,379

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

CONTRACTS TO SELL (b)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,640,566	HKD	Goldman Sachs	08/03/2016	1,372,086	1,371,540	546
10,640,566	HKD	Goldman Sachs	09/06/2016	1,371,744	1,372,122	(378)
699,360,457	JPY	Goldman Sachs	08/03/2016	6,824,559	6,854,838	(30,279)
666,887,514	JPY	Goldman Sachs	09/06/2016	6,514,673	6,544,749	(30,076)
2,748,738,264	KRW	Goldman Sachs	08/03/2016	2,383,268	2,453,848	(70,580)
2,775,572,936	KRW	Goldman Sachs	09/06/2016	2,492,948	2,477,279	15,669
2,751,600	NOK	Goldman Sachs	08/03/2016	328,689	326,132	2,557
2,648,282	NOK	Goldman Sachs	09/06/2016	314,437	313,910	527
242,849	NZD	Goldman Sachs	08/03/2016	172,690	175,360	(2,670)
242,849	NZD	Goldman Sachs	09/06/2016	174,855	175,079	(224)
5,681,516	SEK	Goldman Sachs	08/03/2016	671,587	664,058	7,529
6,032,352	SEK	Goldman Sachs	09/06/2016	708,081	706,264	1,817
950,836	SGD	Goldman Sachs	08/03/2016	706,234	709,191	(2,957)
950,836	SGD	Goldman Sachs	09/06/2016	707,646	708,997	(1,351)

				51,914,445	52,025,145	(110,700)

Notes to Schedule of Portfolio Investments:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)		Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)		Non-deliverable forwards.

†	At July 31, 2016, the cost of the Fund’s investments was $25,759,900, and the unrealized appreciation/(depreciation) were $294,254 and $(0), respectively.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$26,054,154	$—	$—	$26,054,154

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$137,811	$—	$137,811

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$249,469	$—	$249,469

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Australia — 9.2%
115,040	AGL Energy Ltd.	1,801,037
83,415	Ansell Ltd.	1,229,062
236,896	APA Group	1,751,904
74,605	Asciano Ltd.	517,996
84,365	Bendigo & Adelaide Bank Ltd.	651,885
58,760	BlueScope Steel Ltd.	379,077
131,448	Boral Ltd.	687,415
58,836	Brambles Ltd.	601,874
40,014	Caltex Australia Ltd.	1,011,913
18,549	Cochlear Ltd.	1,874,022
21,475	CSL Ltd.	1,925,759
245,102	CSR Ltd.	717,468
251,163	Dexus Property Group REIT	1,865,302
60,508	Downer EDI Ltd.	192,387
318,220	DUET Group	651,420
391,593	GPT Group (The) REIT	1,670,145
123,579	Harvey Norman Holdings Ltd.	454,626
602,674	Healthscope Ltd.	1,357,357
478,685	Incitec Pivot Ltd.	1,048,072
387,864	Origin Energy Ltd.	1,635,496
31,664	Ramsay Health Care Ltd.	1,896,848
101,298	Sonic Healthcare Ltd.	1,769,595
327,587	Sydney Airport	1,886,461
470,602	Tabcorp Holdings Ltd.	1,751,050
407,862	Tatts Group Ltd.	1,280,059
409,842	Telstra Corp., Ltd.	1,797,603
154,364	TPG Telecom Ltd.	1,508,973
191,183	Transurban Group	1,826,674
604,330	Vicinity Centres REIT	1,592,495
59,023	Wesfarmers Ltd.	1,930,410

		39,264,385

	Austria — 0.5%
39,786	OMV AG	1,062,714
29,624	voestalpine AG	1,044,710

		2,107,424

	Belgium — 1.1%
8,464	Ageas	284,550
24,407	Colruyt S.A.	1,361,474
8,390	Groupe Bruxelles Lambert S.A.	707,784
41,175	Proximus SADP	1,285,318
18,501	Umicore S.A.	1,070,466

		4,709,592

	Denmark — 1.4%
18,430	Chr. Hansen Holding A/S	1,159,083
9,221	DSV A/S	410,597
26,221	H Lundbeck A/S (a)	1,065,874
6,072	ISS A/S	234,206
183,218	TDC A/S	964,632
17,697	Vestas Wind Systems A/S	1,237,212
46,958	William Demant Holding A/S (a)	958,892

		6,030,496

	Finland — 1.7%
30,289	Elisa OYJ	1,098,906
26,560	Fortum OYJ	441,218
23,821	Kesko OYJ, Class B	1,062,045
45,069	Neste OYJ	1,710,354
8,874	Nokian Renkaat OYJ	329,892

SHARES	SECURITY DESCRIPTION	VALUE($)
	Finland — continued
19,000	Orion OYJ, Class B	778,389
28,303	Sampo OYJ, Class A	1,172,419
38,341	UPM-Kymmene OYJ	790,691

		7,383,914

	France — 4.9%
3,816	Arkema S.A.	325,942
20,252	Atos SE	1,985,225
17,850	Capital Gemini S.A.	1,715,813
6,646	Christian Dior SE	1,202,026
21,068	Dassault Systemes	1,740,184
10,015	Eiffage S.A.	770,010
10,961	Essilor International S.A.	1,403,974
34,442	Eutelsat Communications S.A.	684,946
2,261	Iliad S.A.	439,421
10,033	Ingenico Group S.A.	1,099,948
36,280	Lagardere SCA	926,822
26,699	Orange S.A.	409,753
16,687	Publicis Groupe S.A.	1,242,610
36,027	SCOR SE	1,052,486
4,399	Sodexo S.A.	515,261
18,601	Thales S.A.	1,694,181
27,560	TOTAL S.A.	1,325,472
9,761	Valeo S.A.	500,753
12,533	Vinci S.A.	952,578
54,581	Vivendi S.A.	1,071,741

		21,059,146

	Germany — 4.2%
12,595	Axel Springer SE	690,304
14,892	Beiersdorf AG	1,399,108
19,577	Brenntag AG	972,512
35,698	Evonik Industries AG	1,113,556
19,788	Fraport AG Frankfurt Airport Services Worldwide	1,082,230
18,504	Fresenius Medical Care AG & Co., KGaA	1,690,116
22,240	Fresenius SE & Co., KGaA	1,661,286
14,134	Hannover Rueck SE	1,445,695
106,819	Infineon Technologies AG	1,770,853
16,685	K+S AG	348,752
13,561	Merck KGaA	1,497,628
35,937	QIAGEN NV (a)	943,382
4,597	SAP SE	402,347
15,953	Suedzucker AG	399,205
4,653	Symrise AG	328,098
161,598	Telefonica Deutschland Holding AG	659,814
29,303	United Internet AG	1,296,884

		17,701,770

	Hong Kong — 5.3%
400,000	Cathay Pacific Airways Ltd.	650,524
172,000	Cheung Kong Infrastructure Holdings Ltd.	1,522,679
151,042	CK Hutchison Holdings Ltd.	1,770,353
169,000	CLP Holdings Ltd.	1,761,301
996,000	FIH Mobile Ltd.	339,429
296,000	First Pacific Co., Ltd.	230,210
947,510	Hong Kong & China Gas Co., Ltd.	1,761,818
251,500	Link REIT	1,878,990

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
330,500	MTR Corp., Ltd.	1,871,803
205,000	New World Development Co., Ltd.	238,906
2,673,000	PCCW Ltd.	1,947,472
167,500	Power Assets Holdings Ltd.	1,641,985
16,414,000	Semiconductor Manufacturing International Corp. (a)	1,330,691
131,500	Swire Pacific Ltd., Class A	1,575,878
248,500	Techtronic Industries Co., Ltd.	1,052,332
134,000	Wheelock & Co., Ltd.	718,562
1,222,000	Xinyi Solar Holdings Ltd.	469,163
409,500	Yue Yuen Industrial Holdings Ltd.	1,664,001

		22,426,097

	Ireland — 0.3%
15,587	Kerry Group plc, Class A	1,333,703

	Italy — 1.1%
118,055	Davide Campari-Milano SpA	1,219,830
330,174	Parmalat SpA	868,209
206,513	Snam SpA	1,195,421
294,161	Terna Rete Elettrica Nazionale SpA	1,602,394

		4,885,854

	Japan — 25.0%
74,700	Alfresa Holdings Corp.	1,637,648
345,000	Aozora Bank Ltd.	1,265,945
57,700	Brother Industries Ltd.	655,706
21,000	Calsonic Kansei Corp.	161,556
41,500	Canon Marketing Japan, Inc.	713,169
51,800	Canon, Inc.	1,470,058
62,400	Capcom Co., Ltd.	1,272,648
5,800	Central Japan Railway Co.	1,078,066
82,000	Chiba Bank Ltd. (The)	391,955
85,800	Chubu Electric Power Co., Inc.	1,260,543
93,300	Chugoku Electric Power Co., Inc. (The)	1,171,656
72,300	COMSYS Holdings Corp.	1,202,569
276,100	Concordia Financial Group Ltd.	1,173,602
16,800	Credit Saison Co., Ltd.	279,758
108,000	Daicel Corp.	1,211,154
3,600	Daito Trust Construction Co., Ltd.	604,511
85,000	Denka Co., Ltd.	368,608
43,600	DIC Corp.	1,028,775
36,100	Electric Power Development Co., Ltd.	829,656
26,900	FamilyMart Co., Ltd.	1,584,044
102,000	Fuji Electric Co., Ltd.	450,190
27,800	Fuji Media Holdings, Inc.	331,473
41,600	FUJIFILM Holdings Corp.	1,492,543
249,000	Fujikura Ltd.	1,402,634
23,000	Fukuoka Financial Group, Inc.	87,874
108,000	Gunma Bank Ltd. (The)	435,437
83,000	Hachijuni Bank Ltd. (The)	388,296
44,600	Hankyu Hanshin Holdings, Inc.	1,659,268
19,900	Hikari Tsushin, Inc.	1,653,014
9,900	Hitachi Capital Corp.	180,793
58,100	Hitachi Chemical Co., Ltd.	1,211,887
55,400	Hitachi High-Technologies Corp.	1,884,830
74,700	Hokuriku Electric Power Co.	886,085
69,900	Idemitsu Kosan Co., Ltd.	1,368,537
164,200	Inpex Corp.	1,305,361
38,400	Itochu Techno-Solutions Corp.	922,048
42,900	Japan Airlines Co., Ltd.	1,322,556

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
38,900	Japan Petroleum Exploration Co., Ltd.	812,001
410,200	JX Holdings, Inc.	1,554,195
8,000	Kagome Co., Ltd.	217,543
191,000	Kaneka Corp.	1,438,423
66,200	Kansai Electric Power Co., Inc. (The) (a)	615,958
641,000	Kawasaki Kisen Kaisha Ltd.	1,573,384
57,700	KDDI Corp.	1,770,647
149,100	Konica Minolta, Inc.	1,198,260
90,600	Kuraray Co., Ltd.	1,142,652
33,200	Lintec Corp.	702,838
52,000	Lion Corp.	788,573
47,900	Matsui Securities Co., Ltd.	419,649
58,600	Medipal Holdings Corp.	958,939
22,300	Miraca Holdings, Inc.	1,027,135
133,000	Mitsubishi Gas Chemical Co., Inc.	757,732
91,200	Mitsubishi Tanabe Pharma Corp.	1,702,457
54,800	Mitsubishi UFJ Lease & Finance Co., Ltd.	220,494
539,800	Mizuho Financial Group, Inc.	866,016
22,900	Mochida Pharmaceutical Co., Ltd.	1,746,137
53,000	Nagoya Railroad Co., Ltd.	297,732
69,000	NH Foods Ltd.	1,677,957
3,600	Nifco Inc.	202,181
64,000	Nippo Corp.	1,176,498
137,000	Nippon Express Co., Ltd.	691,088
57,500	Nippon Paper Industries Co., Ltd.	1,046,202
19,900	Nippon Shokubai Co., Ltd.	1,251,598
35,200	Nippon Telegraph & Telephone Corp.	1,672,696
91,300	Nippon Television Holdings, Inc.	1,531,676
131,400	Nipro Corp.	1,630,751
99,500	Nisshin Seifun Group, Inc.	1,642,493
19,400	Nissin Foods Holdings Co., Ltd.	1,101,350
34,000	Nomura Real Estate Holdings, Inc.	586,370
17,200	Nomura Research Institute Ltd.	606,655
61,700	NTT DOCOMO, Inc.	1,676,040
19,500	NTT Urban Development Corp.	207,822
4,100	Oracle Corp. Japan	249,428
415,000	Osaka Gas Co., Ltd.	1,674,874
6,000	Otsuka Corp.	307,388
335,400	Resona Holdings, Inc.	1,337,839
101,300	Ricoh Co., Ltd.	894,690
6,600	Sankyo Co., Ltd.	240,304
7,200	Sapporo Holdings Ltd.	201,880
8,300	Sawai Pharmaceutical Co., Ltd.	658,624
7,800	SCSK Corp.	325,380
92,000	Sekisui House Ltd.	1,532,838
141,100	Seven Bank Ltd.	482,022
15,700	Shikoku Electric Power Co., Inc.	163,973
37,400	Shimachu Co., Ltd.	839,842
11,100	Shimamura Co., Ltd.	1,619,407
25,600	Showa Denko K.K.	260,917
163,200	Showa Shell Sekiyu K.K.	1,463,660
66,400	SKY Perfect JSAT Holdings, Inc.	292,644
28,000	SoftBank Group Corp.	1,541,244
605,800	Sojitz Corp.	1,459,611
14,500	Square Enix Holdings Co., Ltd.	452,011
322,000	Sumitomo Osaka Cement Co., Ltd.	1,536,756
20,000	Suzuken Co., Ltd.	637,881
202,000	Taisei Corp.	1,816,639

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
5,300	Taisho Pharmaceutical Holdings Co., Ltd.	580,322
62,000	Tobu Railway Co., Ltd.	334,303
65,000	Toho Gas Co., Ltd.	572,023
80,500	Tohoku Electric Power Co., Inc.	1,034,195
286,500	Tokyo Electric Power Co. Holdings, Inc. (a)	1,123,728
166,000	TonenGeneral Sekiyu K.K.	1,499,676
39,900	Toyo Suisan Kaisha Ltd.	1,772,085
30,800	Toyota Industries Corp.	1,382,470
46,900	Tsumura & Co.	1,323,579
731,000	Ube Industries Ltd.	1,274,456
25,500	UNY Group Holdings Co., Ltd.	206,442
7,700	West Japan Railway Co.	476,300
40,000	Yamaguchi Financial Group, Inc.	395,027
25,000	Yamaha Corp.	689,895
58,000	Yokohama Rubber Co., Ltd. (The)	778,951

		106,289,899

	Luxembourg — 0.1%
3,028	RTL Group S.A.	258,157
75,000	Samsonite International S.A.	213,583

		471,740

	Netherlands — 2.5%
19,001	Boskalis Westminster	698,349
17,512	Heineken Holding NV	1,467,257
50,906	Koninklijke Ahold Delhaize NV	1,215,334
26,826	NN Group NV	723,577
7,974	OCI NV (a)	121,779
80,412	RELX NV	1,448,983
127,007	Royal Dutch Shell plc, Class A	3,279,352
36,361	Wolters Kluwer NV	1,529,847

		10,484,478

	New Zealand — 0.8%
177,452	Fletcher Building Ltd.	1,242,148
683,505	Spark New Zealand Ltd.	1,950,203

		3,192,351

	Norway — 1.1%
76,101	Marine Harvest ASA	1,297,910
91,632	Norsk Hydro ASA	392,901
28,054	Orkla ASA	260,979
42,694	Statoil ASA	678,726
73,207	Telenor ASA	1,225,599
29,877	Yara International ASA	974,029

		4,830,144

	Portugal — 0.6%
368,539	EDP - Energias de Portugal S.A.	1,264,186
81,506	Galp Energia SGPS S.A.	1,116,473

		2,380,659

	Singapore — 2.8%
174,200	Ascendas Real Estate Investment Trust REIT	319,236
747,400	CapitaLand Mall Trust REIT	1,197,577
240,200	ComfortDelGro Corp., Ltd.	507,875
3,734,200	Golden Agri-Resources Ltd.	1,005,922
1,494,000	Hutchison Port Holdings Trust, Class U	710,851
298,200	Keppel Corp., Ltd.	1,179,983
370,300	Sembcorp Industries Ltd.	773,951

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — continued
415,000	Singapore Press Holdings Ltd.	1,174,745
561,200	Singapore Telecommunications Ltd.	1,759,860
280,500	StarHub Ltd.	821,547
357,000	Suntec REIT	446,777
92,600	Venture Corp., Ltd.	615,338
638,000	Wilmar International Ltd.	1,480,206

		11,993,868

	South Korea — 9.5%
3,612	Celltrion, Inc. (a)	335,897
2,815	CJ CheilJedang Corp.	991,331
5,398	CJ Corp.	967,757
25,402	GS Holdings Corp.	1,097,601
11,281	Hanmi Science Co., Ltd.	1,451,640
31,105	Hanwha Chemical Corp.	711,546
3,979	Hyosung Corp.	494,480
4,320	Hyundai Department Store Co., Ltd.	479,322
26,195	Hyundai Steel Co.	1,188,251
83,677	Industrial Bank of Korea	886,131
15,573	Kakao Corp.	1,264,170
28,550	Kangwon Land, Inc.	1,045,032
32,780	Korea Electric Power Corp.	1,794,666
27,637	Korea Gas Corp.	1,047,260
2,734	Korea Zinc Co., Ltd.	1,247,105
3,639	Korean Air Lines Co., Ltd. (a)	92,560
61,274	KT Corp.	1,736,529
14,328	KT&G Corp.	1,549,437
19,257	LG Corp.	1,093,842
66,893	LG Display Co., Ltd.	1,854,632
157,285	LG Uplus Corp.	1,539,568
2,738	Lotte Chemical Corp.	743,967
3,576	Lotte Shopping Co., Ltd.	616,692
1,213	Mando Corp.	282,050
2,115	NAVER Corp.	1,341,934
8,876	POSCO	1,798,515
1,684	Samsung Electronics Co., Ltd.	2,317,146
3,809	Samsung SDS Co., Ltd.	535,104
2,328	Shinsegae Co., Ltd.	378,796
7,960	SK Holdings Co., Ltd.	1,485,165
59,281	SK Hynix, Inc.	1,825,504
9,696	SK Innovation Co., Ltd.	1,277,722
50,968	SK Networks Co., Ltd.	283,297
7,644	SK Telecom Co., Ltd.	1,570,799
23,406	SKC Co., Ltd.	625,825
18,396	S-Oil Corp.	1,266,715
61,414	Woori Bank	554,168
2,984	Yuhan Corp.	816,500

		40,588,656

	Spain — 2.2%
4,901	Acciona S.A.	361,753
73,787	Acerinox S.A.	986,660
3,403	Corp. Financiera Alba S.A.	144,765
46,968	Enagas S.A.	1,431,915
67,065	Endesa S.A.	1,408,854
67,736	Ferrovial S.A.	1,402,030
30,385	Gamesa Corp. Tecnologica S.A.	644,726
40,415	Gas Natural SDG S.A.	835,976
195,312	Iberdrola S.A.	1,341,981

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
28,528	Red Electrica Corp. S.A.	653,431

		9,212,091

	Sweden — 2.7%
81,249	Boliden AB	1,788,299
16,409	Hexagon AB, Class B	647,266
42,407	Investor AB, Class B	1,460,578
91,550	Securitas AB, Class B	1,506,354
57,431	Skanska AB, Class B	1,220,895
25,481	Svenska Cellulosa AB SCA, Class B	757,517
11,956	Swedish Match AB	436,153
146,749	Tele2 AB, Class B	1,239,798
98,853	Telefonaktiebolaget LM Ericsson, Class B	737,185
253,231	TeliaSonera AB	1,155,535
30,884	Trelleborg AB, Class B	562,933

		11,512,513

	Switzerland — 1.8%
10,467	Baloise Holding AG	1,178,126
3	Chocoladefabriken Lindt & Spruengli AG	211,953
51,880	Clariant AG	902,408
45,803	Coca-Cola HBC AG	946,950
426	EMS-Chemie Holding AG	233,097
2,077	Kuehne & Nagel International AG	291,333
7,286	Lonza Group AG	1,372,102
5,757	Sonova Holding AG	788,136
2,905	Swiss Re AG	243,516
2,905	Swisscom AG	1,429,113

		7,596,734

	United Kingdom — 20.5%
59,325	Admiral Group plc	1,697,995
179,515	Antofagasta plc	1,188,173
128,990	ARM Holdings plc	2,871,497
40,703	AstraZeneca plc	2,724,996
105,244	Babcock International Group plc	1,349,808
143,106	BAE Systems plc	1,010,413
197,868	Barratt Developments plc	1,145,756
38,828	Berkeley Group Holdings plc	1,377,262
573,945	BP plc	3,247,184
3,868	British American Tobacco plc	246,875
116,939	British Land Co., plc (The) REIT	1,037,821
370,932	BT Group plc, Class A	2,026,565
52,289	Bunzl plc	1,636,004
25,105	Capita plc	318,774
35,767	Carnival plc	1,720,410
610,564	Centrica plc	1,947,422
55,473	Cobham plc	125,769
24,284	Croda International plc	1,067,866
124,398	Direct Line Insurance Group plc	575,601
39,684	DS Smith plc	205,813
74,517	easyJet plc	1,024,977
175,140	GKN plc	670,348
150,870	GlaxoSmithKline plc	3,369,389
18,020	Halma plc	249,954
179,857	Hammerson plc REIT	1,327,680
41,095	Hikma Pharmaceuticals plc	1,430,958
57,594	IMI plc	817,156

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
36,518	Imperial Brands plc	1,924,391
57,162	Inchcape plc	509,676
57,721	Informa plc	545,346
122,699	Inmarsat plc	1,268,662
20,392	InterContinental Hotels Group plc	815,283
253,842	Intu Properties plc REIT	1,006,570
108,232	John Wood Group plc	946,894
45,924	Johnson Matthey plc	1,990,215
130,498	Land Securities Group plc REIT	1,889,150
161,467	Meggitt plc	935,207
146,995	Merlin Entertainments plc	919,607
11,133	Micro Focus International plc	285,348
93,537	Mondi plc	1,892,931
135,987	National Grid plc	1,949,896
66,072	Pennon Group plc	788,592
67,475	Persimmon plc	1,506,555
125,276	Petrofac Ltd.	1,238,684
2,954	Randgold Resources Ltd.	347,622
20,304	Reckitt Benckiser Group plc	1,968,682
99,556	RELX plc	1,890,451
90,983	Rentokil Initial plc	258,680
128,994	Royal Mail plc	869,828
200,247	Sage Group plc (The)	1,888,212
165,744	Segro plc REIT	971,158
51,124	Severn Trent plc	1,656,534
33,096	Shire plc	2,138,086
129,696	Sky plc	1,579,491
108,581	Smith & Nephew plc	1,786,057
104,558	Smiths Group plc	1,747,724
92,655	SSE plc	1,859,876
31,405	Tate & Lyle plc	300,539
327,355	Taylor Wimpey plc	669,865
51,955	Travis Perkins plc	1,072,045
42,358	Unilever plc	1,981,639
122,822	United Utilities Group plc	1,652,339
856,988	Vodafone Group plc	2,603,433
14,869	Whitbread plc	759,281
99,256	WPP plc	2,227,062

		87,054,077

	Total Common Stocks (Cost $404,868,297)	422,509,591

	Total Investments — 99.3% (Cost $404,868,297) †	422,509,591
	Other Assets in Excess of Liabilities — 0.7%	2,946,418

	NET ASSETS — 100.0%	$425,456,009

Percentages indicated are based on net assets.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.1%
Diversified Telecommunication Services	5.9
Chemicals	5.7
Electric Utilities	5.2
Pharmaceuticals	4.5
Real Estate Investment Trusts (REITs)	3.6
Food Products	3.4
Health Care Providers & Services	3.0
Media	2.8
Wireless Telecommunication Services	2.7
Metals & Mining	2.5
Gas Utilities	2.4
Health Care Equipment & Supplies	2.3
Construction & Engineering	2.2
Semiconductors & Semiconductor Equipment	2.2
Industrial Conglomerates	2.1
Banks	2.1
Hotels, Restaurants & Leisure	2.1
Insurance	2.0
Technology Hardware, Storage & Peripherals	1.9
Road & Rail	1.9
IT Services	1.7
Household Durables	1.7
Electronic Equipment, Instruments & Components	1.6
Multi-Utilities	1.5
Software	1.5
Transportation Infrastructure	1.3
Food & Staples Retailing	1.3
Trading Companies & Distributors	1.3
Aerospace & Defense	1.1
Biotechnology	1.0
Auto Components	1.0
Others (each less than 1.0%)	17.4

Notes to Schedule of Portfolio Investments:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.

†	At July 31, 2016, the cost of the Fund’s investments was $404,868,297, and the unrealized appreciation/(depreciation) were $28,438,950 and $(10,797,656), respectively.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$39,264,385	$—	$39,264,385
Austria	—	2,107,424	—	2,107,424
Belgium	—	4,709,592	—	4,709,592
Denmark	—	6,030,496	—	6,030,496
Finland	—	7,383,914	—	7,383,914
France	—	21,059,146	—	21,059,146
Germany	—	17,701,770	—	17,701,770
Hong Kong	—	22,426,097	—	22,426,097
Ireland	—	1,333,703	—	1,333,703
Italy	868,209	4,017,645	—	4,885,854
Japan	—	106,289,899	—	106,289,899
Luxembourg	—	471,740	—	471,740
Netherlands	—	10,484,478	—	10,484,478
New Zealand	—	3,192,351	—	3,192,351
Norway	—	4,830,144	—	4,830,144
Portugal	—	2,380,659	—	2,380,659
Singapore	—	11,993,868	—	11,993,868
South Korea	—	40,588,656	—	40,588,656
Spain	—	9,212,091	—	9,212,091
Sweden	—	11,512,513	—	11,512,513
Switzerland	211,953	7,384,781	—	7,596,734
United Kingdom	—	87,054,077	—	87,054,077

Total Common Stocks	1,080,162	421,429,429	—	422,509,591

Total Investments in Securities	$1,080,162	$421,429,429	$—	$422,509,591

Transfers from level 1 to level 2 in the amount of $2,808,053 are due to application of fair value factors to certain securities as of July 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.8%
	Consumer Discretionary — 16.9%
	Auto Components — 1.0%
986	Delphi Automotive plc (Jersey)	66,870
6,921	Gentex Corp.	122,294
2,413	Goodyear Tire & Rubber Co. (The)	69,181
742	Johnson Controls, Inc.	34,073
1,200	Lear Corp.	136,140

		428,558

	Automobiles — 0.6%
5,430	Ford Motor Co.	68,744
2,057	General Motors Co.	64,878
2,016	Harley-Davidson, Inc.	106,686

		240,308

	Distributors — 0.6%
2,317	Genuine Parts Co.	236,890

	Diversified Consumer Services — 0.1%
6	Graham Holdings Co., Class B	3,019
1,988	H&R Block, Inc.	47,295

		50,314

	Hotels, Restaurants & Leisure — 2.3%
517	Brinker International, Inc.	24,371
1,686	Carnival Corp. (Panama)	78,770
66	Chipotle Mexican Grill, Inc., Class A (a)	27,983
842	Darden Restaurants, Inc.	51,834
450	Domino’s Pizza, Inc.	66,285
1,149	Dunkin’ Brands Group, Inc.	52,061
2,134	International Game Technology plc (United Kingdom)	44,601
839	Las Vegas Sands Corp.	42,495
1,069	McDonald’s Corp.	125,768
444	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	18,914
142	Panera Bread Co., Class A (a)	31,143
604	Royal Caribbean Cruises Ltd. (Liberia)	43,754
1,214	Speedway Motorsports, Inc.	21,451
2,112	Starbucks Corp.	122,602
691	Starwood Hotels & Resorts Worldwide, Inc.	53,940
890	Wyndham Worldwide Corp.	63,208
974	Yum! Brands, Inc.	87,095

		956,275

	Household Durables — 2.3%
2,976	DR Horton, Inc.	97,851
1,267	Garmin Ltd. (Switzerland)	68,836
478	Harman International Industries, Inc.	39,502
3,353	Leggett & Platt, Inc.	176,267
1,668	Lennar Corp., Class A	78,063
463	Mohawk Industries, Inc. (a)	96,739
2,274	Newell Rubbermaid, Inc.	119,294
62	NVR, Inc. (a)	105,710
3,594	PulteGroup, Inc.	76,121
55	TopBuild Corp. (a)	2,077
415	Whirlpool Corp.	79,829

		940,289

	Internet & Catalog Retail — 0.5%
516	Expedia, Inc.	60,191
2,539	Liberty Interactive Corp. QVC Group, Class A (a)	68,071
288	Netflix, Inc. (a)	26,280

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet & Catalog Retail — continued
43	Priceline Group, Inc. (The) (a)	58,085

		212,627

	Leisure Products — 0.7%
2,168	Hasbro, Inc.	176,107
1,398	Mattel, Inc.	46,665
531	Polaris Industries, Inc.	52,436

		275,208

	Media — 3.1%
6	Cable One, Inc.	3,143
976	CBS Corp. (Non-Voting), Class B	50,967
2,340	Comcast Corp., Class A	157,365
912	Discovery Communications, Inc., Class A (a)	22,882
1,928	EW Scripps Co. (The), Class A (a)	32,699
4,898	Interpublic Group of Cos., Inc. (The)	112,948
187	John Wiley & Sons, Inc., Class A	10,790
642	Liberty SiriusXM Group, Class A (a)	22,952
1,853	Omnicom Group, Inc.	152,483
658	Scripps Networks Interactive, Inc., Class A	43,467
27,508	Sirius XM Holdings, Inc. (a)	120,760
3,796	Starz (a)	114,753
1,920	TEGNA, Inc.	42,048
722	Time Warner, Inc.	55,341
4,007	Twenty-First Century Fox, Inc.	108,309
2,326	Twenty-First Century Fox, Inc., Class A	61,965
763	Viacom, Inc., Class B	34,694
1,322	Walt Disney Co. (The)	126,846

		1,274,412

	Multiline Retail — 1.0%
541	Dillard’s, Inc., Class A	36,615
1,008	Dollar General Corp.	95,498
761	Dollar Tree, Inc. (a)	73,277
933	Kohl’s Corp.	38,803
1,136	Macy’s, Inc.	40,703
810	Nordstrom, Inc.	35,826
1,350	Target Corp.	101,696

		422,418

	Specialty Retail — 3.5%
351	Advance Auto Parts, Inc.	59,621
1,048	AutoNation, Inc. (a)	55,911
68	AutoZone, Inc. (a)	55,350
839	Best Buy Co., Inc.	28,190
777	CarMax, Inc. (a)	45,268
873	Dick’s Sporting Goods, Inc.	44,776
1,837	Foot Locker, Inc.	109,522
700	GameStop Corp., Class A	21,665
1,191	Gap, Inc. (The)	30,716
128	GNC Holdings, Inc., Class A	2,613
784	Home Depot, Inc. (The)	108,380
1,023	L Brands, Inc.	75,600
1,218	Lowe’s Cos., Inc.	100,217
497	O’Reilly Automotive, Inc. (a)	144,443
2,259	Ross Stores, Inc.	139,674
218	Signet Jewelers Ltd. (Bermuda)	19,164
596	Tiffany & Co.	38,454
2,074	TJX Co., Inc. (The)	169,487
653	Tractor Supply Co.	59,847
238	Ulta Salon Cosmetics & Fragrance, Inc. (a)	62,168
458	Urban Outfitters, Inc. (a)	13,694

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
920	Williams-Sonoma, Inc.	49,754

		1,434,514

	Textiles, Apparel & Luxury Goods — 1.2%
1,991	Coach, Inc.	85,832
1,898	Hanesbrands, Inc.	50,601
682	lululemon athletica, Inc. (a)	52,957
2,067	NIKE, Inc., Class B	114,719
749	Skechers U.S.A., Inc., Class A (a)	17,991
1,820	Under Armour, Inc., Class A (a)	71,817
720	Under Armour, Inc., Class C (a)	25,704
1,445	V.F. Corp.	90,211

		509,832

	Total Consumer Discretionary	6,981,645

	Consumer Staples — 12.1%
	Beverages — 2.5%
1,415	Brown-Forman Corp., Class B	138,939
4,422	Coca-Cola Co. (The)	192,932
852	Constellation Brands, Inc., Class A	140,265
2,008	Dr. Pepper Snapple Group, Inc.	197,808
938	Molson Coors Brewing Co., Class B	95,826
460	Monster Beverage Corp. (a)	73,890
1,616	PepsiCo, Inc.	176,014

		1,015,674

	Food & Staples Retailing — 1.9%
1,438	Costco Wholesale Corp.	240,462
1,746	CVS Health Corp.	161,889
1,660	Kroger Co. (The)	56,755
3,159	Sysco Corp.	163,605
675	Walgreens Boots Alliance, Inc.	53,494
1,402	Wal-Mart Stores, Inc.	102,304
470	Weis Markets, Inc.	24,285

		802,794

	Food Products — 4.2%
132	Bunge Ltd. (Bermuda)	8,691
3,671	Campbell Soup Co.	228,593
3,044	General Mills, Inc.	218,833
2,093	Hershey Co. (The)	231,821
4,982	Hormel Foods Corp.	186,078
1,142	JM Smucker Co. (The)	176,051
1,997	Kellogg Co.	165,172
1,419	Kraft Heinz Co. (The)	122,587
2,241	McCormick & Co., Inc. (Non-Voting)	229,142
2,407	Mondelez International, Inc., Class A	105,860
1,186	Tyson Foods, Inc., Class A	87,289

		1,760,117

	Household Products — 1.9%
251	Church & Dwight Co., Inc.	24,658
1,767	Clorox Co. (The)	231,601
2,284	Colgate-Palmolive Co.	169,998
506	Energizer Holdings, Inc.	26,074
1,193	Kimberly-Clark Corp.	154,553
1,947	Procter & Gamble Co. (The)	166,644

		773,528

	Personal Products — 0.6%
1,235	Edgewell Personal Care Co.	104,493
1,441	Estee Lauder Cos., Inc. (The), Class A	133,869
357	Nu Skin Enterprises, Inc., Class A	19,064

		257,426

SHARES	SECURITY DESCRIPTION	VALUE($)
	Tobacco — 1.0%
2,081	Altria Group, Inc.	140,884
1,367	Philip Morris International, Inc.	137,056
2,571	Reynolds American, Inc.	128,704

		406,644

	Total Consumer Staples	5,016,183

	Energy — 3.8%
	Energy Equipment & Services — 1.1%
754	Baker Hughes, Inc.	36,064
1,053	Diamond Offshore Drilling, Inc.	23,924
1,256	FMC Technologies, Inc. (a)	31,877
852	Halliburton Co.	37,198
640	Helmerich & Payne, Inc.	39,661
3,782	Nabors Industries Ltd. (Bermuda)	34,038
2,242	National Oilwell Varco, Inc.	72,529
2,312	Noble Corp. plc (United Kingdom)	17,062
1,021	Oceaneering International, Inc.	28,465
1,220	Patterson-UTI Energy, Inc.	23,656
1,030	Schlumberger Ltd. (Curacao)	82,936
290	Superior Energy Services, Inc.	4,631
3,540	Transocean Ltd. (Switzerland)	38,905

		470,946

	Oil, Gas & Consumable Fuels — 2.7%
2,325	Chesapeake Energy Corp. (a)	12,601
1,163	Chevron Corp.	119,184
974	ConocoPhillips	39,759
2,026	Exxon Mobil Corp.	180,213
356	Gulfport Energy Corp. (a)	10,356
995	Hess Corp.	53,382
1,695	HollyFrontier Corp.	43,087
1,975	Kinder Morgan, Inc.	40,152
1,588	Marathon Oil Corp.	21,660
1,260	Marathon Petroleum Corp.	49,631
1,227	Murphy Oil Corp.	33,657
961	Noble Energy, Inc.	34,327
1,144	Occidental Petroleum Corp.	85,491
2,144	ONEOK, Inc.	96,030
565	Phillips 66	42,974
818	SM Energy Co.	22,192
2,572	Spectra Energy Corp.	92,515
594	Targa Resources Corp.	22,132
657	Tesoro Corp.	50,031
777	Valero Energy Corp.	40,622
891	Williams Cos., Inc. (The)	21,357

		1,111,353

	Total Energy	1,582,299

	Financials — 9.2%
	Banks — 1.3%
538	Bank of Hawaii Corp.	37,079
1,176	BB&T Corp.	43,359
9	Comerica, Inc.	407
233	Cullen/Frost Bankers, Inc.	15,818
1,983	Fifth Third Bancorp	37,637
3,922	Huntington Bancshares, Inc.	37,259
3,436	KeyCorp	40,201
292	M&T Bank Corp.	33,452
3,145	People’s United Financial, Inc.	47,678
678	PNC Financial Services Group, Inc. (The)	56,037
98	Popular, Inc. (Puerto Rico)	3,302
892	SunTrust Banks, Inc.	37,723
253	Synovus Financial Corp.	7,701

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
1,668	U.S. Bancorp	70,340
990	Wells Fargo & Co.	47,490
73	Zions Bancorporation	2,035

		517,518

	Capital Markets — 1.0%
282	Ameriprise Financial, Inc.	27,027
1,067	Bank of New York Mellon Corp. (The)	42,040
147	BlackRock, Inc., Class A	53,839
384	Eaton Vance Corp.	14,519
476	Federated Investors, Inc., Class B	15,027
1,127	Invesco Ltd. (Bermuda)	32,886
740	Northern Trust Corp.	50,017
479	Raymond James Financial, Inc.	26,297
1,718	SEI Investments Co.	77,310
789	T. Rowe Price Group, Inc.	55,774
1,078	TD Ameritrade Holding Corp.	32,728

		427,464

	Consumer Finance — 0.4%
527	American Express Co.	33,971
579	Capital One Financial Corp.	38,839
902	Discover Financial Services	51,270
4,259	SLM Corp. (a)	30,622
940	Synchrony Financial	26,207

		180,909

	Diversified Financial Services — 0.7%
422	CME Group, Inc., Class A	43,145
755	FactSet Research Systems, Inc.	129,830
176	Intercontinental Exchange, Inc.	46,499
359	S&P Global, Inc.	43,870
547	Voya Financial, Inc.	14,020

		277,364

	Insurance — 2.9%
824	Aflac, Inc.	59,559
869	Allstate Corp. (The)	59,379
325	American Financial Group, Inc.	23,758
1,094	American International Group, Inc.	59,557
670	Aon plc (United Kingdom)	71,737
664	Assurant, Inc.	55,119
509	Chubb Ltd. (Switzerland)	63,757
1,063	Cincinnati Financial Corp.	79,406
131	Erie Indemnity Co., Class A	12,797
316	Everest Re Group Ltd. (Bermuda)	59,727
1,146	FNF Group	43,170
871	Genworth Financial, Inc., Class A (a)	2,491
1,077	Hartford Financial Services Group, Inc. (The)	42,918
345	Kemper Corp.	11,823
980	Marsh & McLennan Cos., Inc.	64,435
40	Mercury General Corp.	2,215
658	MetLife, Inc.	28,123
827	Principal Financial Group, Inc.	38,563
2,079	Progressive Corp. (The)	67,588
671	Prudential Financial, Inc.	50,520
251	Reinsurance Group of America, Inc., Class A	24,912
1,256	Torchmark Corp.	77,709
478	Travelers Cos., Inc. (The)	55,553
906	W.R. Berkley Corp.	52,720
2,051	XL Group Ltd. (Bermuda)	70,985

		1,178,521

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — 2.8%
201	Alexandria Real Estate Equities, Inc.	22,572
5,280	Annaly Capital Management, Inc.	57,974
390	AvalonBay Communities, Inc.	72,404
458	Boston Properties, Inc.	65,096
94	Camden Property Trust	8,422
140	Care Capital Properties, Inc.	4,141
1,809	Chimera Investment Corp.	30,355
343	Corporate Office Properties Trust	10,276
576	Crown Castle International Corp.	55,889
591	Digital Realty Trust, Inc.	61,736
241	Duke Realty Corp.	6,938
527	Equity Residential	35,831
276	Essex Property Trust, Inc.	64,551
293	Extra Space Storage, Inc.	25,204
469	Federal Realty Investment Trust	79,589
192	Four Corners Property Trust, Inc.	4,168
1,120	General Growth Properties, Inc.	35,784
415	Iron Mountain, Inc.	17,102
1,484	Kimco Realty Corp.	47,636
75	Liberty Property Trust	3,104
384	Macerich Co. (The)	34,268
797	NorthStar Realty Finance Corp.	10,680
766	Prologis, Inc.	41,739
285	Public Storage	68,092
804	Rayonier, Inc.	21,885
511	Realty Income Corp.	36,521
630	Senior Housing Properties Trust	13,992
295	Simon Property Group, Inc.	66,977
94	Taubman Centers, Inc.	7,607
559	Ventas, Inc.	42,574
183	Vornado Realty Trust	19,654
601	Weingarten Realty Investors	25,957
554	Welltower, Inc.	43,949
152	Weyerhaeuser Co.	4,974

		1,147,641

	Real Estate Management & Development — 0.0% (b)
511	CBRE Group, Inc., Class A (a)	14,538
35	Jones Lang LaSalle, Inc.	3,831

		18,369

	Thrifts & Mortgage Finance — 0.1%
3,920	New York Community Bancorp, Inc.	56,644

	Total Financials	3,804,430

	Health Care — 15.7%
	Biotechnology — 1.5%
1,415	AbbVie, Inc.	93,716
598	Amgen, Inc.	102,874
176	Biogen, Inc. (a)	51,028
750	Celgene Corp. (a)	84,143
1,245	Gilead Sciences, Inc.	98,940
392	Incyte Corp. (a)	35,362
790	Medivation, Inc. (a)	50,552
153	Regeneron Pharmaceuticals, Inc. (a)	65,043
435	United Therapeutics Corp. (a)	52,639

		634,297

	Health Care Equipment & Supplies — 5.1%
2,738	Abbott Laboratories	122,525
2,997	Baxter International, Inc.	143,916
917	Becton, Dickinson & Co.	161,392
1,160	C.R. Bard, Inc.	259,527

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
693	Danaher Corp.	56,438
1,741	DENTSPLY SIRONA, Inc.	111,493
896	Edwards Lifesciences Corp. (a)	102,610
1,836	Hill-Rom Holdings, Inc.	98,097
2,728	Hologic, Inc. (a)	105,001
183	Intuitive Surgical, Inc. (a)	127,324
1,668	Medtronic plc (Ireland)	146,167
1,520	St. Jude Medical, Inc.	126,221
1,543	Stryker Corp.	179,420
12	Teleflex, Inc.	2,164
1,443	Varian Medical Systems, Inc. (a)	136,710
1,876	Zimmer Biomet Holdings, Inc.	246,019

		2,125,024

	Health Care Providers & Services — 5.2%
910	Aetna, Inc.	104,841
731	Anthem, Inc.	96,010
1,618	Cardinal Health, Inc.	135,265
969	Centene Corp. (a)	68,363
771	Cigna Corp.	99,428
2,952	DaVita HealthCare Partners, Inc. (a)	228,898
1,545	Express Scripts Holding Co. (a)	117,528
1,224	HCA Holdings, Inc. (a)	94,407
1,280	Henry Schein, Inc. (a)	231,654
513	Humana, Inc.	88,518
1,646	Laboratory Corp. of America Holdings (a)	229,716
448	McKesson Corp.	87,163
2,289	Quest Diagnostics, Inc.	197,678
134	Tenet Healthcare Corp. (a)	4,102
920	UnitedHealth Group, Inc.	131,744
1,638	Universal Health Services, Inc., Class B	212,170

		2,127,485

	Health Care Technology — 0.3%
2,173	Cerner Corp. (a)	135,574

	Life Sciences Tools & Services — 1.2%
332	Illumina, Inc. (a)	55,228
135	Mettler-Toledo International, Inc. (a)	55,513
924	Thermo Fisher Scientific, Inc.	146,768
1,476	Waters Corp. (a)	234,581

		492,090

	Pharmaceuticals — 2.4%
309	Allergan plc (Ireland) (a)	78,162
1,763	Bristol-Myers Squibb Co.	131,890
1,465	Eli Lilly & Co.	121,434
1,710	Johnson & Johnson	214,143
2,130	Merck & Co., Inc.	124,946
1,262	Mylan N.V. (Netherlands) (a)	59,049
3,842	Pfizer, Inc.	141,731
2,543	Zoetis, Inc., Class A	128,345

		999,700

	Total Health Care	6,514,170

	Industrials — 8.0%
	Aerospace & Defense — 1.8%
416	Boeing Co. (The)	55,603
428	General Dynamics Corp.	62,869
668	Honeywell International, Inc.	77,709
482	L-3 Communications Holdings, Inc., Class 3	73,086
490	Lockheed Martin Corp.	123,838
329	Northrop Grumman Corp.	71,271

SHARES	SECURITY DESCRIPTION	VALUE($)
	Aerospace & Defense — continued
563	Raytheon Co.	78,555
678	Rockwell Collins, Inc.	57,372
850	Textron, Inc.	33,150
216	TransDigm Group, Inc. (a)	60,376
482	United Technologies Corp.	51,887

		745,716

	Air Freight & Logistics — 0.4%
808	C.H. Robinson Worldwide, Inc.	56,253
860	United Parcel Service, Inc., Class B	92,966

		149,219

	Airlines — 0.5%
377	Alaska Air Group, Inc.	25,342
862	American Airlines Group, Inc.	30,601
1,261	Delta Air Lines, Inc.	48,864
2,140	JetBlue Airways Corp. (a)	39,226
1,336	Southwest Airlines Co.	49,446
724	United Continental Holdings, Inc. (a)	33,948

		227,427

	Building Products — 0.1%
1,074	Masco Corp.	39,179

	Commercial Services & Supplies — 1.0%
1,018	Cintas Corp.	109,201
1,745	Herman Miller, Inc.	57,184
2,367	Pitney Bowes, Inc.	45,707
2,102	Republic Services, Inc., Class A	107,748
155	Tyco International plc (Ireland)	7,063
1,423	Waste Management, Inc.	94,089

		420,992

	Construction & Engineering — 0.1%
366	Chicago Bridge & Iron Co., N.V. (Netherlands)	12,375
861	Fluor Corp.	46,081
71	KBR, Inc.	995

		59,451

	Electrical Equipment — 0.5%
224	Acuity Brands, Inc.	58,784
542	Eaton Corp. plc (Ireland)	34,368
706	Emerson Electric Co.	39,466
433	Hubbell, Inc., Class B	46,690
460	Rockwell Automation, Inc.	52,624

		231,932

	Industrial Conglomerates — 0.4%
469	3M Co.	83,651
2,172	General Electric Co.	67,636

		151,287

	Machinery — 1.9%
891	AGCO Corp.	42,911
615	Caterpillar, Inc.	50,898
141	Crane Co.	8,784
594	Cummins, Inc.	72,925
717	Deere & Co.	55,718
786	Dover Corp.	56,144
573	Flowserve Corp.	27,418
344	Fortive Corp.	16,584
670	Illinois Tool Works, Inc.	77,318
757	Ingersoll-Rand plc (Ireland)	50,159
2,114	ITT, Inc.	67,035

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
862	Manitowoc Co., Inc.	4,801
706	PACCAR, Inc.	41,633
359	Parker-Hannifin Corp.	40,994
21	SPX FLOW, Inc. (a)	573
1,279	Stanley Black & Decker, Inc.	155,654
343	Terex Corp.	8,280
771	Trinity Industries, Inc.	17,895

		795,724

	Professional Services — 0.4%
66	Dun & Bradstreet Corp. (The)	8,530
191	Equifax, Inc.	25,300
667	Nielsen Holdings plc (United Kingdom)	35,925
365	Robert Half International, Inc.	13,337
842	Verisk Analytics, Inc., Class A (a)	71,806

		154,898

	Road & Rail — 0.6%
463	Avis Budget Group, Inc. (a)	17,006
1,266	CSX Corp.	35,866
668	J.B. Hunt Transport Services, Inc.	55,531
477	Norfolk Southern Corp.	42,825
401	Ryder System, Inc.	26,426
612	Union Pacific Corp.	56,946

		234,600

	Trading Companies & Distributors — 0.3%
1,107	Fastenal Co.	47,324
365	United Rentals, Inc. (a)	29,080
183	W.W. Grainger, Inc.	40,049

		116,453

	Total Industrials	3,326,878

	Information Technology — 13.7%
	Communications Equipment — 1.1%
3,951	Cisco Systems, Inc.	120,624
625	F5 Networks, Inc. (a)	77,138
2,045	Harris Corp.	177,138
1,797	Juniper Networks, Inc.	40,774
464	Motorola Solutions, Inc.	32,192

		447,866

	Electronic Equipment, Instruments & Components — 0.5%
1,484	Amphenol Corp., Class A	88,327
1,708	AVX Corp.	23,331
2,913	Corning, Inc.	64,727
453	Ingram Micro, Inc., Class A	15,511
448	VeriFone Systems, Inc. (a)	8,584

		200,480

	Internet Software & Services — 1.6%
805	Akamai Technologies, Inc. (a)	40,677
124	Alphabet, Inc., Class A (a)	98,126
126	Alphabet, Inc., Class C (a)	96,867
2,150	eBay, Inc. (a)	66,994
577	Facebook, Inc., Class A (a)	71,513
2,526	IAC/Interactive Corp.	146,407
1,542	VeriSign, Inc. (a)	133,553

		654,137

	IT Services — 2.8%
580	Accenture plc (Ireland), Class A	65,430
761	Automatic Data Processing, Inc.	67,691
1,616	Cognizant Technology Solutions Corp., Class A (a)	92,904

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — continued
938	Computer Sciences Corp.	44,865
938	CSRA, Inc.	25,251
1,161	DST Systems, Inc.	143,186
1,144	Fidelity National Information Services, Inc.	90,982
871	Fiserv, Inc. (a)	96,124
488	Gartner, Inc. (a)	48,922
394	Global Payments, Inc.	29,416
887	International Business Machines Corp.	142,470
1,650	Leidos Holdings, Inc.	82,517
611	MasterCard, Inc., Class A	58,192
1,255	Paychex, Inc.	74,396
440	Teradata Corp. (a)	12,487
696	Total System Services, Inc.	35,440
567	Visa, Inc., Class A	44,254
1,177	Western Union Co. (The)	23,540

		1,178,067

	Semiconductors & Semiconductor Equipment — 4.1%
2,786	Analog Devices, Inc.	177,830
3,370	Applied Materials, Inc.	88,597
637	Broadcom Ltd. (Singapore)	103,181
591	First Solar, Inc. (a)	27,588
3,878	Intel Corp.	135,187
828	KLA-Tencor Corp.	62,688
1,128	Lam Research Corp.	101,261
2,995	Linear Technology Corp.	179,670
3,813	Marvell Technology Group Ltd. (Bermuda)	44,803
1,748	Maxim Integrated Products, Inc.	71,283
2,296	Microchip Technology, Inc.	127,749
1,601	Micron Technology, Inc. (a)	21,998
1,473	NVIDIA Corp.	84,108
568	Qorvo, Inc. (a)	35,915
969	QUALCOMM, Inc.	60,640
636	Skyworks Solutions, Inc.	41,989
722	SunPower Corp., Class A (a)	10,527
1,526	Teradyne, Inc.	30,138
1,921	Texas Instruments, Inc.	133,990
3,144	Xilinx, Inc.	160,596

		1,699,738

	Software — 2.1%
1,937	Activision Blizzard, Inc.	77,790
1,121	Adobe Systems, Inc. (a)	109,701
2,031	CA, Inc.	70,374
2,187	Cadence Design Systems, Inc. (a)	52,597
512	Citrix Systems, Inc. (a)	45,635
901	Electronic Arts, Inc. (a)	68,764
896	Intuit, Inc.	99,447
2,109	Microsoft Corp.	119,538
1,522	Oracle Corp.	62,463
1,483	Red Hat, Inc. (a)	111,655
2,786	Symantec Corp.	56,918

		874,882

	Technology Hardware, Storage & Peripherals — 1.5%
1,191	Apple, Inc.	124,114
2,604	Diebold, Inc.	73,537
5,909	EMC Corp.	167,107
1,389	Hewlett Packard Enterprise Co.	29,197
8,398	HP Inc.	117,656
733	Lexmark International, Inc., Class A	26,879
1,526	NetApp, Inc.	40,210

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
892	Western Digital Corp.	42,379

		621,079

	Total Information Technology	5,676,249

	Materials — 5.5%
	Chemicals — 3.8%
420	Air Products & Chemicals, Inc.	62,756
915	Albemarle Corp.	77,016
1,589	Ashland, Inc.	179,938
750	Cabot Corp.	36,517
1,696	Celanese Corp., Class A	107,560
947	CF Industries Holdings, Inc.	23,372
1,343	Dow Chemical Co. (The)	72,079
1,003	E.I. du Pont de Nemours & Co.	69,378
539	Eastman Chemical Co.	35,159
1,031	Ecolab, Inc.	122,050
351	FMC Corp.	16,687
2,404	Huntsman Corp.	37,166
1,310	International Flavors & Fragrances, Inc.	174,557
567	LyondellBasell Industries N.V., Class A (Netherlands)	42,672
926	Monsanto Co.	98,869
1,861	Mosaic Co. (The)	50,247
1,069	PPG Industries, Inc.	111,935
1,158	Praxair, Inc.	134,953
33	RPM International, Inc.	1,791
219	Sherwin-Williams Co. (The)	65,641
383	Valspar Corp. (The)	40,778

		1,561,121

	Construction Materials — 0.2%
212	Martin Marietta Materials, Inc.	42,962
288	Vulcan Materials Co.	35,706

		78,668

	Containers & Packaging — 0.6%
1,295	Ball Corp.	91,518
806	Bemis Co., Inc.	41,138
310	Crown Holdings, Inc. (a)	16,421
1,281	International Paper Co.	58,682
1,140	Sealed Air Corp.	53,785

		261,544

	Metals & Mining — 0.9%
3,928	Alcoa, Inc.	41,716
219	Compass Minerals International, Inc.	15,240
1,626	Freeport-McMoRan, Inc.	21,073
2,113	Newmont Mining Corp.	92,972
1,561	Nucor Corp.	83,732
295	Reliance Steel & Aluminum Co.	23,140
204	Royal Gold, Inc.	17,246
814	Southern Copper Corp.	21,156
1,968	United States Steel Corp.	54,100

		370,375

	Paper & Forest Products — 0.0% (b)
454	Domtar Corp.	17,874

	Total Materials	2,289,582

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.4%
5,564	AT&T, Inc.	240,865

SHARES	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — continued
334	Frontier Communications Corp.	1,737
3,839	Verizon Communications, Inc.	212,719
12,242	Windstream Holdings, Inc.	113,973

		569,294

	Wireless Telecommunication Services — 0.1%
1,008	Telephone & Data Systems, Inc.	31,742
9	T-Mobile US, Inc. (a)	417
282	United States Cellular Corp. (a)	11,407

		43,566

	Total Telecommunication Services	612,860

	Utilities — 13.4%
	Electric Utilities — 6.8%
2,973	Alliant Energy Corp.	119,663
3,024	American Electric Power Co., Inc.	209,563
2,920	Duke Energy Corp.	249,923
3,166	Edison International, Inc.	244,985
2,802	Entergy Corp.	228,055
3,942	Eversource Energy	230,568
5,025	Exelon Corp.	187,332
504	FirstEnergy Corp.	17,600
1,877	NextEra Energy, Inc.	240,800
3,064	PG&E Corp.	195,912
2,955	Pinnacle West Capital Corp.	233,061
4,781	PPL Corp.	180,292
4,535	Southern Co. (The)	242,622
5,356	Xcel Energy, Inc.	235,557

		2,815,933

	Gas Utilities — 0.3%
5,561	Questar Corp.	139,970

	Multi-Utilities — 6.2%
4,403	Ameren Corp.	230,893
7,215	CenterPoint Energy, Inc.	172,583
5,353	CMS Energy Corp.	241,848
3,025	Consolidated Edison, Inc.	242,242
3,029	Dominion Resources, Inc.	236,323
2,669	DTE Energy Co.	260,281
7,999	NiSource, Inc.	205,254
5,130	Public Service Enterprise Group, Inc.	236,031
3,257	SCANA Corp.	244,080
2,045	Sempra Energy	228,795
3,857	WEC Energy Group, Inc.	250,358

		2,548,688

	Water Utilities — 0.1%
345	American Water Works Co., Inc.	28,490

	Total Utilities	5,533,081

	Total Common Stocks (Cost $38,121,113)	41,337,377

	Total Investments — 99.8% (Cost $38,121,113) †	41,337,377
	Other Assets in Excess of Liabilities — 0.2%	79,433

	NET ASSETS — 100.0%	$41,416,810

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Notes to Schedule of Portfolio Investments:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.1%.

†	At July 31, 2016, the cost of the Fund’s investments was $38,121,113, and the unrealized appreciation/(depreciation) were $3,989,133 and $(772,869), respectively.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

All portfolio holdings designated as Level 1 are disclosed individually on the Schedule of Portfolio Investments (“SOIs”). Please refer to the SOIs for industry class specifics of the portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Consumer Discretionary — 17.2%
	Auto Components — 0.8%
782	Delphi Automotive plc (Jersey)	53,035
5,151	Gentex Corp.	91,018
1,815	Goodyear Tire & Rubber Co. (The)	52,036
530	Lear Corp.	60,129

		256,218

	Automobiles — 0.5%
1,588	Harley-Davidson, Inc.	84,037
1,108	Thor Industries, Inc.	84,806

		168,843

	Distributors — 0.6%
1,070	Genuine Parts Co.	109,397
2,016	LKQ Corp. (a)	69,330

		178,727

	Diversified Consumer Services — 0.6%
137	Graham Holdings Co., Class B	68,944
1,442	H&R Block, Inc.	34,305
1,607	Service Corp. International	44,546
1,058	ServiceMaster Global Holdings, Inc. (a)	40,024

		187,819

	Hotels, Restaurants & Leisure — 2.6%
1,689	Aramark	60,551
1,545	Brinker International, Inc.	72,830
99	Chipotle Mexican Grill, Inc., Class A (a)	41,975
740	Choice Hotels International, Inc.	35,735
1,119	Darden Restaurants, Inc.	68,886
625	Domino’s Pizza, Inc.	92,062
826	Dunkin’ Brands Group, Inc.	37,426
1,826	Hilton Worldwide Holdings, Inc.	42,345
1,194	International Game Technology plc (United Kingdom)	24,955
618	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	26,327
288	Panera Bread Co., Class A (a)	63,164
488	Royal Caribbean Cruises Ltd. (Liberia)	35,351
1,096	Six Flags Entertainment Corp.	61,803
584	Starwood Hotels & Resorts Worldwide, Inc.	45,587
171	Vail Resorts, Inc.	24,465
5,967	Wendy’s Co. (The)	57,641
726	Wyndham Worldwide Corp.	51,561

		842,664

	Household Durables — 3.2%
2,012	DR Horton, Inc.	66,155
1,344	Garmin Ltd. (Switzerland)	73,020
651	Harman International Industries, Inc.	53,799
2,925	Leggett & Platt, Inc.	153,766
1,357	Lennar Corp., Class A	63,508
366	Mohawk Industries, Inc. (a)	76,472
2,491	Newell Rubbermaid, Inc.	130,677
61	NVR, Inc. (a)	104,005
4,042	PulteGroup, Inc.	85,610
943	Tempur Sealy International Inc. (a)	71,319
980	Tupperware Brands Corp.	61,426
386	Whirlpool Corp.	74,251

		1,014,008

	Internet & Catalog Retail — 0.4%
383	Expedia, Inc.	44,677

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet & Catalog Retail — continued
2,544	Liberty Interactive Corp. QVC Group, Class A (a)	68,205

		112,882

	Leisure Products — 0.9%
1,567	Brunswick Corp.	77,755
1,048	Hasbro, Inc.	85,128
2,504	Mattel, Inc.	83,584
514	Polaris Industries, Inc.	50,758

		297,225

	Media — 2.3%
1,593	Cinemark Holdings, Inc.	59,897
1,573	Discovery Communications, Inc., Class A (a)	39,467
1,285	Discovery Communications, Inc., Class C (a)	31,534
2,721	Interpublic Group of Cos., Inc. (The)	62,746
678	Liberty SiriusXM Group, Class A (a)	24,239
866	Lions Gate Entertainment Corp. (Canada)	17,311
2,578	MSG Networks, Inc. (a)	41,377
991	Omnicom Group, Inc.	81,549
2,901	Regal Entertainment Group, Class A	68,232
955	Scripps Networks Interactive, Inc., Class A	63,087
15,780	Sirius XM Holdings, Inc. (a)	69,274
3,509	Starz (a)	106,076
1,483	TEGNA, Inc.	32,478
840	Viacom, Inc., Class B	38,195

		735,462

	Multiline Retail — 1.0%
672	Dillard’s, Inc., Class A	45,481
919	Dollar General Corp.	87,067
729	Dollar Tree, Inc. (a)	70,195
817	Kohl’s Corp.	33,979
936	Macy’s, Inc.	33,537
1,084	Nordstrom, Inc.	47,945

		318,204

	Specialty Retail — 3.1%
159	Aaron’s, Inc.	3,808
357	Advance Auto Parts, Inc.	60,640
894	AutoNation, Inc. (a)	47,695
102	AutoZone, Inc. (a)	83,024
195	Bed Bath & Beyond, Inc.	8,765
1,361	Best Buy Co., Inc.	45,730
685	CarMax, Inc. (a)	39,908
768	Dick’s Sporting Goods, Inc.	39,391
703	DSW, Inc., Class A	17,055
1,056	Foot Locker, Inc.	62,959
1,001	GameStop Corp., Class A	30,981
1,607	Gap, Inc. (The)	41,445
608	L Brands, Inc.	44,931
679	Murphy USA, Inc. (a)	52,039
269	O’Reilly Automotive, Inc. (a)	78,178
1,226	Ross Stores, Inc.	75,804
378	Sally Beauty Holdings, Inc. (a)	11,087
395	Signet Jewelers Ltd. (Bermuda)	34,724
3,685	Staples, Inc.	34,234
523	Tiffany & Co.	33,744
517	Tractor Supply Co.	47,383
249	Ulta Salon Cosmetics & Fragrance, Inc. (a)	65,041
1,086	Williams-Sonoma, Inc.	58,731

		1,017,297

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — 1.2%
708	Carter’s, Inc.	71,685
1,569	Coach, Inc.	67,640
2,031	Hanesbrands, Inc.	54,146
868	lululemon athletica, Inc. (a)	67,400
843	Skechers U.S.A., Inc., Class A (a)	20,249
1,744	Under Armour, Inc., Class A (a)	68,818
611	Under Armour, Inc., Class C (a)	21,813

		371,751

	Total Consumer Discretionary	5,501,100

	Consumer Staples — 7.2%
	Beverages — 1.1%
1,137	Brown-Forman Corp., Class B	111,643
364	Constellation Brands, Inc., Class A	59,925
1,065	Dr. Pepper Snapple Group, Inc.	104,913
640	Molson Coors Brewing Co., Class B	65,382

		341,863

	Food & Staples Retailing — 0.3%
278	Casey’s General Stores, Inc.	37,124
5,727	Rite Aid Corp. (a)	40,089
414	Sysco Corp.	21,441

		98,654

	Food Products — 4.1%
59	Bunge Ltd. (Bermuda)	3,885
1,910	Campbell Soup Co.	118,936
2,010	ConAgra Foods, Inc.	93,988
4,838	Flowers Foods, Inc.	88,971
1,086	Hershey Co. (The)	120,285
3,310	Hormel Foods Corp.	123,629
778	Ingredion, Inc.	103,661
871	JM Smucker Co. (The)	134,273
1,088	Kellogg Co.	89,988
1,436	McCormick & Co., Inc. (Non-Voting)	146,830
105	Mead Johnson Nutrition Co., Class A	9,366
1,391	Pilgrim’s Pride Corp.	32,341
1,938	Pinnacle Foods, Inc.	97,307
644	Post Holdings, Inc. (a)	55,815
935	Tyson Foods, Inc., Class A	68,816
589	WhiteWave Foods Co. (The), Class A (a)	32,684

		1,320,775

	Household Products — 1.1%
1,322	Church & Dwight Co., Inc.	129,873
1,117	Clorox Co. (The)	146,405
583	Spectrum Brands Holdings, Inc.	75,073

		351,351

	Personal Products — 0.6%
1,484	Coty, Inc., Class A	39,875
695	Edgewell Personal Care Co.	58,804
1,454	Nu Skin Enterprises, Inc., Class A	77,644

		176,323

	Total Consumer Staples	2,288,966

	Energy — 3.3%
	Energy Equipment & Services — 1.3%
1,451	Diamond Offshore Drilling, Inc.	32,967
693	Dril-Quip, Inc. (a)	37,720
3,469	Ensco plc, Class A (United Kingdom)	31,811
2,113	FMC Technologies, Inc. (a)	53,627
427	Helmerich & Payne, Inc.	26,461
3,919	Nabors Industries Ltd. (Bermuda)	35,271
1,202	National Oilwell Varco, Inc.	38,884

SHARES	SECURITY DESCRIPTION	VALUE($)
	Energy Equipment & Services — continued
2,025	Noble Corp. plc (United Kingdom)	14,945
1,261	Oceaneering International, Inc.	35,157
1,032	Patterson-UTI Energy, Inc.	20,010
1,570	Rowan Co. plc, Class A (United Kingdom)	23,927
2,363	RPC, Inc.	34,240
3,145	Transocean Ltd. (Switzerland)	34,564

		419,584

	Oil, Gas & Consumable Fuels — 2.0%
1,035	Antero Resources Corp. (a)	27,107
66	Cheniere Energy, Inc. (a)	2,761
2,305	Chesapeake Energy Corp. (a)	12,493
66	CVR Energy, Inc.	977
508	Diamondback Energy, Inc. (a)	44,597
100	Energen Corp.	4,738
715	Hess Corp.	38,360
1,541	HollyFrontier Corp.	39,172
394	Laredo Petroleum, Inc. (a)	3,948
1,981	Marathon Oil Corp.	27,021
1,425	Marathon Petroleum Corp.	56,131
1,772	Memorial Resource Development Corp. (a)	26,545
1,044	Murphy Oil Corp.	28,637
974	Newfield Exploration Co. (a)	42,174
1,164	Noble Energy, Inc.	41,578
1,781	ONEOK, Inc.	79,770
1,669	Parsley Energy, Inc., Class A (a)	47,583
1,253	PBF Energy, Inc., Class A	27,992
415	SM Energy Co.	11,259
819	Targa Resources Corp.	30,516
462	Tesoro Corp.	35,181
411	World Fuel Services Corp.	19,564

		648,104

	Total Energy	1,067,688

	Financials — 13.8%
	Banks — 1.6%
501	Associated Banc-Corp	9,319
350	Bank of Hawaii Corp.	24,122
766	Commerce Bancshares, Inc.	36,224
477	Cullen/Frost Bankers, Inc.	32,384
846	East West Bancorp, Inc.	28,950
1,218	Fifth Third Bancorp	23,118
1,291	First Horizon National Corp.	18,797
2,451	First Niagara Financial Group, Inc.	24,951
575	First Republic Bank	41,209
3,141	Huntington Bancshares, Inc.	29,840
2,867	KeyCorp	33,544
437	PacWest Bancorp	18,070
3,302	People’s United Financial, Inc.	50,057
502	Popular, Inc. (Puerto Rico)	16,912
3,621	Regions Financial Corp.	33,205
198	Signature Bank NY (a)	23,808
712	SunTrust Banks, Inc.	30,110
16	SVB Financial Group (a)	1,607
952	Synovus Financial Corp.	28,979
555	Western Alliance Bancorp (a)	18,887

		524,093

	Capital Markets — 0.9%
279	Ameriprise Financial, Inc.	26,739
627	Eaton Vance Corp.	23,707
959	Federated Investors, Inc., Class B	30,276
550	Invesco Ltd. (Bermuda)	16,049
464	Lazard Ltd., Class A (Bermuda)	16,583

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
63	Legg Mason, Inc.	2,151
482	Northern Trust Corp.	32,578
756	Raymond James Financial, Inc.	41,505
881	SEI Investments Co.	39,645
501	T. Rowe Price Group, Inc.	35,416
1,179	TD Ameritrade Holding Corp.	35,794

		300,443

	Consumer Finance — 0.2%
1,326	Navient Corp.	18,829
930	Santander Consumer USA Holdings, Inc. (a)	10,221
4,111	SLM Corp. (a)	29,558
636	Synchrony Financial	17,732

		76,340

	Diversified Financial Services — 0.7%
307	CBOE Holdings, Inc.	21,122
502	FactSet Research Systems, Inc.	86,324
931	Leucadia National Corp.	17,000
186	MarketAxess Holdings, Inc.	30,069
323	MSCI, Inc., Class A	27,791
790	Nasdaq, Inc.	55,900

		238,206

	Insurance — 4.2%
87	Alleghany Corp. (a)	47,285
2,046	Allied World Assurance Co. Holdings AG (Switzerland)	83,865
808	American Financial Group, Inc.	59,065
718	AmTrust Financial Services, Inc.	17,139
972	Arch Capital Group Ltd. (Bermuda) (a)	70,595
1,114	Arthur J Gallagher	54,798
969	Aspen Insurance Holdings Ltd. (Bermuda)	44,535
519	Assurant, Inc.	43,082
695	Assured Guaranty Ltd. (Bermuda)	18,619
892	Axis Capital Holdings Ltd. (Bermuda)	49,577
1,235	Brown & Brown, Inc.	45,275
906	Cincinnati Financial Corp.	67,678
44	CNA Financial Corp.	1,401
586	Endurance Specialty Holdings Ltd. (Bermuda)	39,631
159	Erie Indemnity Co., Class A	15,533
240	Everest Re Group Ltd. (Bermuda)	45,362
527	First American Financial Corp.	22,034
1,019	FNF Group	38,386
259	Hanover Insurance Group, Inc.	21,326
881	Hartford Financial Services Group, Inc. (The)	35,108
49	Markel Corp. (a)	46,489
421	Mercury General Corp.	23,311
1,548	Old Republic International Corp.	30,000
713	Principal Financial Group, Inc.	33,247
1,348	Progressive Corp. (The)	43,823
610	Reinsurance Group of America, Inc., Class A	60,543
386	RenaissanceRe Holdings Ltd. (Bermuda)	45,363
896	Torchmark Corp.	55,436
1,098	Unum Group	36,684
886	Validus Holdings Ltd. (Bermuda)	43,795
871	W.R. Berkley Corp.	50,683
1,073	XL Group Ltd. (Bermuda)	37,137

		1,326,805

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — 6.0%
460	Alexandria Real Estate Equities, Inc.	51,658
531	American Campus Communities, Inc.	28,711
759	American Capital Agency Corp.	14,869
3,944	Annaly Capital Management, Inc.	43,305
617	Apartment Investment & Management Co., Class A	28,363
301	AvalonBay Communities, Inc.	55,880
381	Boston Properties, Inc.	54,152
1,320	Brandywine Realty Trust	22,268
812	Brixmor Property Group, Inc.	23,061
375	Camden Property Trust	33,596
1,392	Chimera Investment Corp.	23,358
600	Corrections Corp of America	19,230
1,001	CubeSmart	29,740
541	CyrusOne, Inc.	29,658
645	DCT Industrial Trust, Inc.	32,392
134	DDR Corp.	2,645
527	Digital Realty Trust, Inc.	55,049
1,104	Douglas Emmett, Inc.	41,996
2,127	Duke Realty Corp.	61,235
297	EPR Properties	24,954
837	Equity Commonwealth (a)	25,127
405	Equity LifeStyle Properties, Inc.	33,307
229	Essex Property Trust, Inc.	53,559
361	Extra Space Storage, Inc.	31,053
249	Federal Realty Investment Trust	42,255
1,007	General Growth Properties, Inc.	32,174
518	Highwoods Properties, Inc.	28,863
1,181	Hospitality Properties Trust	37,686
614	Iron Mountain, Inc.	25,303
144	Kilroy Realty Corp.	10,542
1,141	Kimco Realty Corp.	36,626
534	Lamar Advertising Co., Class A	36,237
415	Liberty Property Trust	17,173
424	Macerich Co. (The)	37,838
4,687	MFA Financial, Inc.	35,246
257	Mid-America Apartment Communities, Inc.	27,247
899	National Retail Properties, Inc.	47,791
676	Omega Healthcare Investors, Inc.	23,322
1,016	Outfront Media, Inc.	23,642
1,466	Piedmont Office Realty Trust, Inc., Class A	32,164
381	Post Properties, Inc.	24,228
834	Prologis, Inc.	45,445
726	Rayonier, Inc.	19,762
733	Realty Income Corp.	52,388
429	Regency Centers Corp.	36,435
539	Senior Housing Properties Trust	11,971
242	Sovran Self Storage, Inc.	24,774
2,015	Starwood Property Trust, Inc.	43,927
816	STORE Capital Corp.	25,451
1,075	Tanger Factory Outlet Centers, Inc.	44,871
378	Taubman Centers, Inc.	30,588
4,904	Two Harbors Investment Corp.	42,910
768	UDR, Inc.	28,593
606	Ventas, Inc.	46,153
97	Vornado Realty Trust	10,418
679	Weingarten Realty Investors	29,326
573	Welltower, Inc.	45,456
307	WP Carey, Inc.	22,304

		1,898,275

	Real Estate Management & Development — 0.1%
195	Jones Lang LaSalle, Inc.	21,347

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — 0.1%
2,127	New York Community Bancorp, Inc.	30,735

	Total Financials	4,416,244

	Health Care — 12.2%
	Biotechnology — 0.4%
483	Incyte Corp. (a)	43,571
938	Medivation, Inc. (a)	60,023
330	United Therapeutics Corp. (a)	39,933

		143,527

	Health Care Equipment & Supplies — 5.3%
478	ABIOMED, Inc. (a)	56,390
619	Alere, Inc. (a)	23,213
1,125	Align Technology, Inc. (a)	100,294
1,511	Boston Scientific Corp. (a)	36,687
690	C.R. Bard, Inc.	154,373
592	Cooper Co., Inc.	108,022
2,202	DENTSPLY SIRONA, Inc.	141,016
1,005	Edwards Lifesciences Corp. (a)	115,093
1,762	Hill-Rom Holdings, Inc.	94,144
2,296	Hologic, Inc. (a)	88,373
1,273	IDEXX Laboratories, Inc. (a)	119,395
109	Intuitive Surgical, Inc. (a)	75,838
1,518	ResMed, Inc.	104,560
1,289	St. Jude Medical, Inc.	107,039
814	Teleflex, Inc.	146,771
1,051	Varian Medical Systems, Inc. (a)	99,572
934	Zimmer Biomet Holdings, Inc.	122,485

		1,693,265

	Health Care Providers & Services — 4.0%
630	Acadia Healthcare Co., Inc. (a)	35,595
456	Amsurg Corp. (a)	34,205
161	Brookdale Senior Living, Inc. (a)	2,974
1,309	Centene Corp. (a)	92,350
1,147	Community Health Systems, Inc. (a)	14,647
1,581	DaVita HealthCare Partners, Inc. (a)	122,591
983	Henry Schein, Inc. (a)	177,903
1,008	Laboratory Corp. of America Holdings (a)	140,676
1,681	LifePoint Health, Inc. (a)	99,482
1,873	MEDNAX, Inc. (a)	129,068
2,549	Patterson Cos., Inc.	125,819
1,243	Quest Diagnostics, Inc.	107,345
222	Tenet Healthcare Corp. (a)	6,795
647	Universal Health Services, Inc., Class B	83,806
1,053	VCA, Inc. (a)	75,121
331	WellCare Health Plans, Inc. (a)	35,351

		1,283,728

	Health Care Technology — 0.5%
2,490	Allscripts Healthcare Solutions, Inc. (a)	35,159
1,115	Cerner Corp. (a)	69,564
1,752	IMS Health Holdings, Inc. (a)	52,595
47	Veeva Systems, Inc., Class A (a)	1,786

		159,104

	Life Sciences Tools & Services — 1.2%
568	Bio-Techne Corp.	63,855
769	Charles River Laboratories International, Inc. (a)	67,618
123	Mettler-Toledo International, Inc. (a)	50,579
427	PerkinElmer, Inc.	24,305

SHARES	SECURITY DESCRIPTION	VALUE($)
	Life Sciences Tools & Services — continued
816	Quintiles Transnational Holdings, Inc. (a)	63,354
707	Waters Corp. (a)	112,363

		382,074

	Pharmaceuticals — 0.8%
921	Akorn, Inc. (a)	31,526
97	Jazz Pharmaceuticals plc (Ireland) (a)	14,644
535	Mallinckrodt plc (Ireland) (a)	36,027
511	Perrigo Co. plc (Ireland)	46,700
2,406	Zoetis, Inc., Class A	121,431

		250,328

	Total Health Care	3,912,026

	Industrials — 11.5%
	Aerospace & Defense — 1.0%
1,030	Hexcel Corp.	44,465
171	Huntington Ingalls Industries, Inc.	29,511
250	L-3 Communications Holdings, Inc., Class 3	37,908
467	Orbital ATK, Inc.	40,685
492	Rockwell Collins, Inc.	41,633
751	Spirit AeroSystems Holdings, Inc., Class A (a)	32,578
757	Textron, Inc.	29,523
203	TransDigm Group, Inc. (a)	56,743

		313,046

	Air Freight & Logistics — 0.2%
460	C.H. Robinson Worldwide, Inc.	32,025
741	Expeditors International of Washington, Inc.	36,628

		68,653

	Airlines — 0.7%
654	Alaska Air Group, Inc.	43,962
1,808	American Airlines Group, Inc.	64,183
302	Copa Holdings S.A., Class A (Panama)	20,234
2,248	JetBlue Airways Corp. (a)	41,206
496	Spirit Airlines, Inc. (a)	21,204
584	United Continental Holdings, Inc. (a)	27,384

		218,173

	Building Products — 0.9%
358	Allegion plc (Ireland)	25,916
489	AO Smith Corp.	45,423
238	Armstrong World Industries, Inc. (a)	10,108
709	Fortune Brands Home & Security, Inc.	44,858
357	Lennox International, Inc.	55,978
1,345	Masco Corp.	49,066
652	Owens Corning	34,497
1,070	USG Corp. (a)	30,131

		295,977

	Commercial Services & Supplies — 1.6%
609	Cintas Corp.	65,327
2,147	Copart, Inc. (a)	108,295
1,061	Covanta Holding Corp.	16,997
2,153	KAR Auction Services, Inc.	92,084
3,451	Pitney Bowes, Inc.	66,639
1,592	Republic Services, Inc., Class A	81,606
1,239	RR Donnelley & Sons Co.	22,203
1,086	Tyco International plc (Ireland)	49,489

		502,640

	Construction & Engineering — 0.3%
365	Chicago Bridge & Iron Co., N.V. (Netherlands)	12,341

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — continued
648	Fluor Corp.	34,681
19	Jacobs Engineering Group, Inc. (a)	1,017
339	Valmont Industries, Inc.	44,392

		92,431

	Electrical Equipment — 0.7%
197	Acuity Brands, Inc.	51,699
890	AMETEK, Inc.	41,857
597	Hubbell, Inc., Class B	64,374
216	Regal Beloit Corp.	13,178
363	Rockwell Automation, Inc.	41,527

		212,635

	Industrial Conglomerates — 0.3%
406	Carlisle Co., Inc.	41,935
232	Roper Technologies, Inc.	39,524

		81,459

	Machinery — 3.8%
823	AGCO Corp.	39,636
1,540	Allison Transmission Holdings, Inc.	44,383
388	Crane Co.	24,172
452	Cummins, Inc.	55,492
623	Donaldson Co., Inc.	22,509
571	Dover Corp.	40,787
627	Flowserve Corp.	30,002
641	Graco, Inc.	47,440
602	IDEX Corp.	54,054
624	Ingersoll-Rand plc (Ireland)	41,346
414	ITT, Inc.	13,128
607	Lincoln Electric Holdings, Inc.	37,670
2,812	Manitowoc Co., Inc.	15,663
693	Middleby Corp. (a)	83,423
272	Nordson Corp.	24,015
510	Oshkosh Corp.	28,096
609	PACCAR, Inc.	35,913
281	Parker-Hannifin Corp.	32,087
751	Snap-on, Inc.	118,034
1,939	SPX Corp.	29,356
937	Stanley Black & Decker, Inc.	114,033
314	Terex Corp.	7,580
639	Timken Co. (The)	21,375
1,006	Toro Co. (The)	92,502
501	Trinity Industries, Inc.	11,628
690	WABCO Holdings, Inc. (a)	69,186
540	Wabtec Corp.	36,990
1,197	Xylem, Inc.	57,229

		1,227,729

	Marine — 0.0% (b)
184	Kirby Corp. (a)	10,026

	Professional Services — 0.9%
414	Dun & Bradstreet Corp. (The)	53,510
380	Equifax, Inc.	50,335
35	IHS Markit Ltd. (Bermuda) (a)	1,216
368	ManpowerGroup, Inc.	25,539
1,293	Nielsen Holdings plc (United Kingdom)	69,640
837	Robert Half International, Inc.	30,584
631	Verisk Analytics, Inc., Class A (a)	53,812

		284,636

	Road & Rail — 0.4%
630	Avis Budget Group, Inc. (a)	23,140
548	J.B. Hunt Transport Services, Inc.	45,555

SHARES	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — continued
756	Landstar System, Inc.	53,290
332	Ryder System, Inc.	21,879

		143,864

	Trading Companies & Distributors — 0.6%
667	Air Lease Corp., Class A	19,216
528	Fastenal Co.	22,572
610	GATX Corp.	27,286
369	MSC Industrial Direct Co., Inc., Class A	26,505
452	NOW, Inc. (a)	8,276
296	United Rentals, Inc. (a)	23,582
107	W.W. Grainger, Inc.	23,417
332	Watsco, Inc.	47,822

		198,676

	Transportation Infrastructure — 0.1%
269	Macquarie Infrastructure Corp.	20,619

	Total Industrials	3,670,564

	Information Technology — 14.3%
	Communications Equipment — 1.6%
619	Arista Networks, Inc. (a)	44,116
2,236	ARRIS International plc (United Kingdom) (a)	60,909
6,139	Brocade Communications Systems, Inc.	57,093
1,369	CommScope Holding Co., Inc. (a)	41,002
790	F5 Networks, Inc. (a)	97,501
895	Harris Corp.	77,524
2,295	Juniper Networks, Inc.	52,074
1,116	Motorola Solutions, Inc.	77,428

		507,647

	Electronic Equipment, Instruments & Components — 1.5%
928	Amphenol Corp., Class A	55,235
537	Arrow Electronics, Inc. (a)	35,705
1,046	Avnet, Inc.	42,991
971	AVX Corp.	13,264
1,822	CDW Corp.	78,218
163	Dolby Laboratories, Inc., Class A	8,201
198	FEI Co.	21,071
612	FLIR Systems, Inc.	19,939
1,818	Ingram Micro, Inc., Class A	62,248
223	IPG Photonics Corp. (a)	18,797
1,192	Jabil Circuit, Inc.	24,257
1,128	National Instruments Corp.	32,351
255	Tech Data Corp. (a)	19,872
203	VeriFone Systems, Inc. (a)	3,889
1,003	Zebra Technologies Corp., Class A (a)	53,169

		489,207

	Internet Software & Services — 0.6%
1,178	Akamai Technologies, Inc. (a)	59,524
931	IAC/Interactive Corp.	53,961
899	VeriSign, Inc. (a)	77,862

		191,347

	IT Services — 3.7%
2,578	Amdocs Ltd. (Guernsey)	150,452
704	Booz Allen Hamilton Holding Corp., Class A	21,740
1,342	Broadridge Financial Solutions, Inc.	90,827
2,270	Computer Sciences Corp.	108,574
311	CoreLogic, Inc. (a)	12,527
934	DST Systems, Inc.	115,190

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
626	Fidelity National Information Services, Inc.	49,786
759	Fiserv, Inc. (a)	83,763
266	FleetCor Technologies, Inc. (a)	40,347
850	Gartner, Inc. (a)	85,213
661	Global Payments, Inc.	49,350
627	Jack Henry & Associates, Inc.	55,960
1,286	Leidos Holdings, Inc.	64,313
740	Paychex, Inc.	43,867
1,622	Sabre Corp.	47,281
292	Teradata Corp. (a)	8,287
902	Total System Services, Inc.	45,930
661	Vantiv, Inc., Class A (a)	36,203
1,104	Western Union Co. (The)	22,080
3,148	Xerox Corp.	32,424

		1,164,114

	Semiconductors & Semiconductor Equipment — 3.0%
1,281	Analog Devices, Inc.	81,766
177	Applied Materials, Inc.	4,653
5,860	Cypress Semiconductor Corp.	68,210
654	First Solar, Inc. (a)	30,529
949	KLA-Tencor Corp.	71,849
765	Lam Research Corp.	68,674
1,601	Linear Technology Corp.	96,044
4,896	Marvell Technology Group Ltd. (Bermuda)	57,528
1,944	Maxim Integrated Products, Inc.	79,276
1,406	Microchip Technology, Inc.	78,230
1,416	NVIDIA Corp.	80,854
3,519	ON Semiconductor Corp. (a)	35,296
500	Qorvo, Inc. (a)	31,615
639	Skyworks Solutions, Inc.	42,187
1,412	SunPower Corp., Class A (a)	20,587
3,056	Teradyne, Inc.	60,356
1,114	Xilinx, Inc.	56,903

		964,557

	Software — 3.4%
995	ANSYS, Inc. (a)	88,913
3,144	CA Technologies, Inc.	108,940
3,609	Cadence Design Systems, Inc. (a)	86,796
1,137	CDK Global, Inc.	65,707
665	Citrix Systems, Inc. (a)	59,271
1,137	Electronic Arts, Inc. (a)	86,776
886	Fortinet, Inc. (a)	30,735
461	Manhattan Associates, Inc. (a)	26,761
3,469	Nuance Communications, Inc. (a)	55,747
1,635	PTC, Inc. (a)	64,959
875	Red Hat, Inc. (a)	65,879
1,230	SS&C Technologies Holdings, Inc.	39,631
4,612	Symantec Corp.	94,223
2,193	Synopsys, Inc. (a)	118,773
193	Tyler Technologies, Inc. (a)	31,463
324	Ultimate Software Group, Inc. (a)	67,748

		1,092,322

	Technology Hardware, Storage & Peripherals — 0.5%
211	Diebold, Inc.	5,959
863	Lexmark International, Inc., Class A	31,646
485	NCR Corp. (a)	15,990
2,735	NetApp, Inc.	72,068
849	Western Digital Corp.	40,336

		165,999

	Total Information Technology	4,575,193

SHARES	SECURITY DESCRIPTION	VALUE($)
	Materials — 6.5%
	Chemicals — 3.1%
890	Albemarle Corp.	74,911
943	Ashland, Inc.	106,784
1,082	Cabot Corp.	52,683
817	Celanese Corp., Class A	51,814
965	CF Industries Holdings, Inc.	23,816
998	Eastman Chemical Co.	65,100
227	FMC Corp.	10,792
1,744	Huntsman Corp.	26,962
796	International Flavors & Fragrances, Inc.	106,067
1,387	Mosaic Co. (The)	37,449
103	NewMarket Corp.	44,078
1,817	RPM International, Inc.	98,590
1,210	Scotts Miracle-Gro Co. (The), Class A	89,238
405	Valspar Corp. (The)	43,120
1,086	Westlake Chemical Corp.	49,674
1,233	WR Grace & Co.	92,315

		973,393

	Construction Materials — 0.3%
275	Eagle Materials, Inc.	23,086
151	Martin Marietta Materials, Inc.	30,600
353	Vulcan Materials Co.	43,765

		97,451

	Containers & Packaging — 1.6%
541	AptarGroup, Inc.	42,295
1,319	Avery Dennison Corp.	102,736
522	Ball Corp.	36,890
713	Bemis Co., Inc.	36,392
547	Crown Holdings, Inc. (a)	28,975
2,902	Graphic Packaging Holding Co.	39,583
1,917	International Paper Co.	87,818
478	Packaging Corp of America	35,702
826	Sealed Air Corp.	38,971
646	Silgan Holdings, Inc.	32,029
626	Sonoco Products Co.	31,882

		513,273

	Metals & Mining — 1.4%
5,363	Alcoa, Inc.	56,955
385	Compass Minerals International, Inc.	26,792
1,279	Newmont Mining Corp.	56,276
1,441	Nucor Corp.	77,296
832	Reliance Steel & Aluminum Co.	65,262
421	Royal Gold, Inc.	35,591
1,146	Southern Copper Corp.	29,785
1,931	Steel Dynamics, Inc.	51,789
1,749	United States Steel Corp.	48,080

		447,826

	Paper & Forest Products — 0.1%
1,016	Domtar Corp.	40,000

	Total Materials	2,071,943

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
4,796	Frontier Communications Corp.	24,939

	Wireless Telecommunication Services — 0.2%
1,517	Telephone & Data Systems, Inc.	47,771

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Wireless Telecommunication Services — continued
401	United States Cellular Corp. (a)	16,220

		63,991

	Total Telecommunication Services	88,930

	Utilities — 13.4%
	Electric Utilities — 5.1%
4,744	Alliant Energy Corp.	190,946
2,181	Edison International, Inc.	168,766
385	Entergy Corp.	31,335
2,549	Eversource Energy	149,091
4,745	Great Plains Energy, Inc.	141,306
2,074	Hawaiian Electric Industries, Inc.	64,398
3,476	ITC Holdings Corp.	160,765
2,361	OGE Energy Corp.	75,953
2,017	Pinnacle West Capital Corp.	159,081
3,520	PPL Corp.	132,739
3,548	Westar Energy, Inc., Class A	197,163
3,688	Xcel Energy, Inc.	162,198

		1,633,741

	Gas Utilities — 1.9%
2,173	Atmos Energy Corp.	173,384
1,904	National Fuel Gas Co.	107,595
335	Piedmont Natural Gas Co., Inc.	20,033
4,804	Questar Corp.	120,917
4,014	UGI Corp.	181,673

		603,602

	Independent Power and Renewable Electricity Producers — 0.4%
11,104	AES Corp.	137,134

	Multi-Utilities — 5.0%
3,244	Ameren Corp.	170,115
1,967	CenterPoint Energy, Inc.	47,051
3,696	CMS Energy Corp.	166,985
2,119	Consolidated Edison, Inc.	169,690
1,553	DTE Energy Co.	151,449
425	MDU Resources Group, Inc.	10,221
5,624	NiSource, Inc.	144,312
3,618	Public Service Enterprise Group, Inc.	166,464
2,180	SCANA Corp.	163,369
1,537	Sempra Energy	171,960
1,543	Vectren Corp.	79,819
2,357	WEC Energy Group, Inc.	152,993

		1,594,428

	Water Utilities — 1.0%
2,289	American Water Works Co., Inc.	189,025
3,723	Aqua America, Inc.	128,965

		317,990

	Total Utilities	4,286,895

	Total Common Stocks (Cost $29,836,550)	31,879,549

	Total Investments — 99.7% (Cost $29,836,550) †	31,879,549
	Other Assets in Excess of Liabilities — 0.3%	99,241

	NET ASSETS — 100.0%	$31,978,790

Percentages indicated are based on net assets.

Notes to Schedule of Portfolio Investments:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.1%.

†	At July 31, 2016, the cost of the Fund’s investments was $29,836,550, and the unrealized appreciation/(depreciation) were $2,299,639 and $(256,640), respectively.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

All portfolio holdings designated as Level 1 are disclosed individually on the Schedule of Portfolio Investments (“SOIs”). Please refer to the SOIs for industry class specifics of the portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: September 23, 2016

By (Signature and Title)*	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer